OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Karen Dunn-Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	8/31/06

ITEM 1.

Investor Class

AIM Treasurer’s Series Trust (ATST)

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

August 31, 2006

Annual Report

ANNUAL
[COVER IMAGE]

[Your goals. Our solutions.] – registered trademark –

[AIM Investments Logo] – registered trademark –

Inside This Report

Letter to Shareholders	1

Fund Data	2

Fund Objectives and Strategies	2

Fund Composition by Maturity	3

Letter from Independent Chairman of Board of Trustees	4

Calculating Your Ongoing Fund Expenses	5

Approval of Investment Advisory Agreement	6

Financial Pages:

Premier Portfolio	9

Premier Tax-Exempt Portfolio	21

Premier U.S. Government Money Portfolio	31

Auditor’s Report	42

Trustees and Officers	44

Investor Class shares of the Funds are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

AIM TREASURER’S SERIES TRUST

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholder:

We are pleased to present this report on the performance of the Investor Class of AIM Treasurer’s Series Trust for the fiscal year ended August 31, 2006.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

Market conditions affecting money market funds

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter—reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

In conclusion

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Treasurer’s Series Trust. Bob, who was one of the three founders of AIM Investments® in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob’s previous responsibilities as president of AIM Treasurer’s Series Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Client Services representatives at 800-959-4246.

Sincerely,

/s/Karen Dunn Kelley

Karen Dunn Kelley

President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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AIM TREASURER’S SERIES TRUST

Fund Data

Investor Class data as of 8/31/06

	YIELDS			WEIGHTED AVERAGE MATURITY		NET ASSETS
	7-Day	Monthly	7-Day Taxable	Range During	At Fiscal
FUND	SEC Yield	Yield	Equivalent Yield*	Fiscal Year	Year-End

Premier	5.26%	5.25%	N/A	13—46 days	41 days	$99.49 million

Premier Tax-Exempt	3.39	3.36	5.22%	16—37 days	22 days	17.42 million

Premier U.S. Government Money	5.12	5.10	N/A	27—42 days	31 days	29.73 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses. Had the advisor not waived certain fees and/or reimbursed certain expenses, 7-day SEC yields would have been 5.18% and 5.04% for the Premier Portfolio and Premier U.S. Government Money Portfolio, respectively.

*	The 7-day taxable equivalent yield is calculated in the same manner as the 7-day SEC yield, adjusted for an assumed rate of 35%, the highest federal income tax rate in effect on August 31, 2006.

FUND OBJECTIVES AND STRATEGIES

Premier Portfolio

Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar-denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable rate demand notes.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

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AIM TREASURER’S SERIES TRUST

Fund Composition by Maturity

In days, as of 8/31/06

		Premier	Premier U.S.
	Premier	Tax-Exempt	Government
	Portfolio*	Portfolio	Money Portfolio
1-7	40.4%	83.1%	68.9%
8-30	19.2	1.2	11.0
31-90	29.3	5.4	5.2
91-180	7.5	8.1	11.6
181+	3.6	2.2	3.3

Fund NASDAQ Symbols

Premier	IMRXX
Premier Tax-Exempt	ITTXX
Premier U.S. Government Money	FUGXX

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

*

The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

3

AIM TREASURER’S SERIES TRUST

[CROCKETT PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction. Most importantly, AIM management’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett

Independent Chair

AIM Funds Board

October 18, 2006

*

To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this annual report on pages 6–8.

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AIM TREASURER’S SERIES TRUST

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006, through August 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Fund	(3/1/06)	(8/31/06)(1)	Period(2)	(8/31/06)	Period(2)	Ratio
Premier	$1,000.00	$1,025.10	$0.87	$1,024.35	$0.87	0.17%
Premier Tax-Exempt	1,000.00	1,016.70	1.27	1,023.95	1.28	0.25
Premier U.S. Government Money	1,000.00	1,024.30	0.87	1,024.35	0.87	0.17

(1)

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

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AIM TREASURER’S SERIES TRUST

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of AIM Treasurer’s Series Trust (the “Trust”) oversees the management of each series portfolio of the Trust (each, a “Fund”) and, as required by law, determines annually whether to approve the continuance of each Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between each Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund’s Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Funds is to manage the process by which the Funds’ proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of each Fund’s Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund’s Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund’s Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to each Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Fund-Specific Factors with the Same Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached the same conclusions for each Fund, which conclusions are set forth below.

•   The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•   The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, AIM’s legal and compliance function, AIM’s use of technology, AIM’s portfolio administration function and the quality of AIM’s investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•   Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•   Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•   Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

•   Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation.

Fund-Specific Factors with Separate Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached separate conclusions for each Fund, which conclusions are set forth below.

Premier Portfolio

•   The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) below the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (iii) above the effective advisory and sub-advisory fee rates for one Canadian mutual fund advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory

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AIM TREASURER’S SERIES TRUST

fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•   Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

•   The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund’s overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

•   Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier U.S. Government Money Portfolio

•   The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one and three year periods and below such median performance for the

7

AIM TREASURER’S SERIES TRUST

five year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period and comparable to such Index for the three and five year periods. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•   Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective advisory fee rates (before waivers) for two mutual funds advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•   Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•   Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Global Factors

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

•   Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•   Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•   AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•   Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•   Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

8

PREMIER PORTFOLIO

Schedule of Investments

August 31, 2006

	Maturity	Principal Amount (000)	Value
Commercial Paper–55.48%(a)
Asset-Backed Securities– Commercial Loans/ Leases–9.56%
Amstel Funding Corp., (Acquired 05/02/06; Cost $20,549,968) 5.08%(b)(c)	10/31/06	$21,085	$20,906,656
(Acquired 05/16/06; Cost $9,745,250) 5.10%(b)(c)	11/14/06	10,000	9,895,269
(Acquired 08/18/06; Cost $24,662,667) 5.28%(b)(c)	11/22/06	25,000	24,699,333
(Acquired 08/08/06; Cost $24,346,083) 5.32%(b)(c)	02/02/07	25,000	24,431,056
(Acquired 07/19/06; Cost $24,649,958) 5.42%(b)(c)	10/20/06	25,000	24,815,570
Atlantis One Funding Corp., (Acquired 08/21/06; Cost $49,773,528) 5.26%(b)(c)	09/21/06	50,000	49,853,889
(Acquired 08/11/06; Cost $29,732,108) 5.26%(b)(c)	10/11/06	30,000	29,824,333
Fountain Square Commercial Funding Corp. (Acquired 07/21/06; Cost $68,929,972) 5.37%(b)	09/18/06	69,542	69,365,653
			253,791,759
Asset-Backed Securities– Consumer Receivables–1.20%
Old Line Funding, LLC (Acquired 07/20/06; Cost $31,776,071) 5.36%(b)	09/05/06	32,000	31,980,942
Asset-Backed Securities– Fully Backed–9.55%
Aquinas Funding LLC (CEP-MBIA Insurance Corp. ) (Acquired 07/06/06; Cost $40,005,504) 5.40%(b)	10/10/06	40,590	40,352,548
Blue Spice LLC (CEP-Deutsche Bank A.G) (Acquired 05/16/06; Cost $19,502,311) 5.09%(b)(c)	11/08/06	20,000	19,807,711

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Fully Backed–(continued)
Concord Minutemen Capital Co., LLC, Series A (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 03/08/06; Cost $16,660,885) 4.88%(b)	09/11/06	$17,089	$17,065,859
(Acquired 08/21/06; Cost $49,825,000) 5.25%(b)	09/14/06	50,000	49,905,208
Long Lane Master Trust IV; Series A (CEP- Bank of America, N.A.) (Acquired 06/13/06; Cost $14,810,050) 5.24%(b)	09/08/06	15,000	14,984,717
Newport Funding Corp., (CEP-MBIA Insurance Corp.) (Acquired 08/04/06; Cost $29,728,042) 5.35%(b)	10/04/06	30,000	29,852,875
(Acquired 07/21/06; Cost $49,318,764) 5.39%(b)	10/20/06	50,000	49,633,181
Three Rivers Funding Corp. (CEP-Mellon Bank, N.A.) (Acquired 08/30/06; Cost $32,005,731) 5.27%(b)	09/18/06	32,095	32,015,128
			253,617,227
Asset-Backed Securities– Multi-Purpose–5.71%
Atlantic Asset Securitization Corp. (Acquired 06/29/06; Cost $48,925,725) 5.43%(b)	09/20/06	49,546	49,404,009
Charta LLC (Acquired 08/18/06; Cost $9,900,456) 5.27%(b)	10/25/06	10,000	9,920,950
CRC Funding, LLC (Acquired 07/24/06; Cost $49,567,417) 5.37%(b)	09/20/06	50,000	49,858,292
Ranger Funding Co., LLC (Acquired 07/28/06; Cost $12,964,302) 5.39%(b)	09/19/06	13,068	13,032,782

9

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Multi-Purpose– (continued)
Windmill Funding Corp. (CEP-ABN AMRO Bank N.V.) (Acquired 08/16/06; Cost $29,453,367) 5.29%(b)(c)	12/18/06	$30,000	$29,523,900
			151,739,933
Asset-Backed Securities - Security Investment Vehicles–23.25%
Galaxy Funding Inc. (Acquired 08/30/06; Cost $9,866,786) 5.27%(b)	11/29/06	10,000	9,869,714
Grampian Funding Ltd./LLC, (Acquired 05/11/06; Cost $4,872,500) 5.10%(b)(c)	11/07/06	5,000	4,952,542
(Acquired 05/25/06; Cost $21,504,187) 5.14%(b)(c)	10/30/06	22,000	21,814,855
(Acquired 08/18/06; Cost $19,228,557) 5.28%(b)(c)	11/21/06	19,500	19,268,559
(Acquired 08/11/06; Cost $29,207,250) 5.29%(b)(c)	02/07/07	30,000	29,299,738
Grenadier Funding, Ltd./Corp., (Acquired 08/15/06; Cost $25,647,844) 5.30%(b)	11/15/06	26,000	25,712,917
(Acquired 08/08/06; |Cost $20,201,794) 5.33%(b)	10/10/06	20,392	20,274,253
Klio Funding Ltd./Corp. (Acquired 07/28/06; Cost $17,664,016) 5.39%(b)	10/20/06	17,889	17,757,759
Klio II Funding Ltd./Corp., (Acquired 08/17/06; Cost $49,765,778) 5.27%(b)	09/19/06	50,000	49,868,250
(Acquired 07/28/06; Cost $15,632,886) 5.39%(b)	10/20/06	15,832	15,715,850
Liberty Harbour CDO Ltd./Inc., Series 2005-I (Acquired 08/16/06; Cost $54,451,467) 5.28%(b)	10/25/06	55,000	54,564,400
(Acquired 08/10/06; Cost $55,841,389) 5.29%(b)	10/18/06	56,405	56,015,445
(Acquired 08/14/06; Cost $24,834,706) 5.31%(b)	10/11/06	25,049	24,901,211

		Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
Scaldis Capital Ltd./LLC, (Acquired 08/07/06; Cost $39,816,756) 5.32%(b)(c)		09/07/06	$40,000	$39,964,533
(Acquired 07/28/06; Cost $16,641,366) 5.38%(b)(c)		09/28/06	16,797	16,729,224
(Acquired 07/17/06; Cost $30,004,892) 5.40%(b)(c)		01/12/07	30,828	30,212,982
Tierra Alta Funding Ltd./Corp., (Acquired 08/31/06; Cost $39,794,667) 5.28%(b)		10/05/06	40,000	39,800,533
(Acquired 08/07/06; Cost $14,931,154) 5.33%(b)		09/07/06	15,000	14,986,675
Zenith Funding Ltd./Corp., (Acquired 08/10/06; Cost $44,769,438) 5.27%(b)		09/15/06	45,000	44,907,775
(Acquired 08/08/06; Cost $30,637,538) 5.33%(b)		10/10/06	30,926	30,747,428
(Acquired 08/03/06; Cost $49,790,000) 5.40%(b)		09/01/06	50,000	50,000,000
				617,364,643
Investment Banking & Brokerage–3.35%
Bear, Stearns & Co. Inc., (The), 5.28%		11/15/06	90,000	89,010,000
Regional Banks–2.86%
Danske Corp., Series A C5.26%(c)		12/21/06	47,120	46,355,792
5.26	%(c)	12/27/06	30,000	29,487,150
				75,842,942
Total Commercial Paper (Cost $1,473,347,446)				1,473,347,446
Time Deposits–8.10%
Calyon S.A. (Cayman Islands) 5.30%(d)		09/01/06	100,000	100,000,000
Dexia Bank S.A. (Belgium) 5.29%(d)		09/01/06	115,000	115,000,000
Total Time Deposits (Cost $215,000,000)				215,000,000

10

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Master Note Agreement–4.71%
Merrill Lynch Mortgage Capital, Inc. (Acquired 08/22/06; Cost 125,000,000) 5.44%(b)(d)(e)(f)	12/06/06	$125,000	$125,000,000
Medium-Term Notes–3.73%
Credit Agricole S.A., Floating Rate MTN (Acquired 06/23/06; Cost $20,000,000) 5.48%(b)(c)(g)	07/23/11	20,000	20,000,000
MetLife Global Funding I, Floating Rate MTN (Acquired 08/20/03; Cost $10,000,000) 5.39%(b)(h)	09/12/08	10,000	10,000,000
National Rural Utilities Cooperative Finance Corp., Sec. Floating Rate MTN 5.39%(h)	06/01/11	25,000	25,000,000
Sigma Finance Inc.,Gtd. MTN (Acquired 08/09/06; Cost $30,000,000) 5.51%(b)(c)	08/13/07	30,000	30,000,000
(Acquired 06/01/06; Cost $14,000,000) 5.50%(b)(c)	06/05/07	14,000	14,000,000
Total Medium-Term Notes (Cost $99,000,000)			99,000,000
Funding Agreements–2.82%
MetLife Funding Agreement (Acquired 07/17/06; Cost $45,000,000) 5.56%(b)(g)(i)	08/18/07	45,000	45,000,000
MetLife Insurance Co. of Connecticut (The) (Acquired 10/18/05; Cost $10,000,000) 5.47%(b)(g)(i)	10/13/06	10,000	10,000,000
New York Life Insurance Co. (Acquired 04/05/06; Cost $20,000,000) 5.57%(b)(g)(i)	04/05/07	20,000	20,000,000
Total Funding Agreements (Cost $75,000,000)			75,000,000
Certificates of Deposit–2.37%
Barclays Bank PLC (United Kingdom) 5.32%	04/27/07	5,000	5,000,000
Barclays Bank PLC 5.45%	06/12/07	10,000	10,000,000
HBOS Treasury Services PLC 5.20%	03/30/07	15,000	15,000,000

	Maturity	Principal Amount (000)	Value
Certificates of Deposit–(continued)
Societe General S.A. (United Kingdom) 5.71%	07/23/07	$23,000	$23,000,000
Svenska Handelsbanken A.B. 4.95%	02/07/07	10,000	10,000,000
Total Certificates of Deposit (Cost $63,000,000)			63,000,000
Variable Rate Demand Notes–2.00%(j)
Insured–0.36%(k)
Alabama (State of ) University of Alabama; Taxable, Series 2004 B RB (INS-MBIA Insurance Corp.) 5.33%(d)(l)	07/01/09	4,315	4,315,000
Nanotechnology Research LLC (Arizona State University Project); Taxable, Series 2004 B Lease RB (INS-MBIA Insurance Corp.) 5.31%(d)(l)	03/01/34	1,200	1,200,000
New York (State of) Dormitory Authority; Taxable, Series 2005 A State Personal Income RB (INS-MBIA Insurance Corp.) 5.31%(d)(l)	12/15/14	4,040	4,040,000
			9,555,000
Letter of Credit Enhanced–1.64%(m)
Albuquerque (City of), New Mexico (KTech Corp. Project); Taxable, Series 2002 IDR (LOC-Wells Fargo Bank, N.A.) 5.39%(d)(l)	11/01/22	2,000	2,000,000
Germain Properties of Columbus Inc., Germain Real Estate Co. LLC and Germain Motor Co.; Floating Rate Notes (LOC-JPMorgan Chase Bank) 5.37%(d)(l)	03/01/31	10,000	10,000,000
Habasit Holding America Inc., Floating Rate Bonds (LOC-Bank of America, N.A.) 5.33%(d)(l)	03/01/16	555	555,000
Massachusetts (State of) Housing Finance Agency (Avalon Ledges Projects); Taxable, Series 2004 A Housing RB (LOC-JPMorgan Chase Bank) 5.30%(d)(l)	06/01/34	18,840	18,840,000
Montgomery (City of), Alabama (Riverfront Project); Taxable, Series 2003 RB (LOC-SouthTrust Bank, N.A.) 5.33%(d)(l)	11/01/23	6,000	6,000,000

11

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Letter of Credit Enhanced–(continued)
Oneida (County of), New York Industrial Development Agency (Mohawk Valley Network Inc); Series 2006 F Civic Facility RB (LOC-Bank of America, N.A.) 5.31%(d)(l)	06/01/31	$6,145	$6,145,000
			43,540,000
Total Variable Rate Demand Notes (Cost $53,095,000)			53,095,000
Asset-Backed Securities–1.63%
Fully Backed–1.26%
RACERS Trust-Series 2004-6-MM Floating Rate Notes (CEP-Lehman Brothers Holdings Inc.) (Acquired 04/13/04; Cost $15,000,000) 5.35%(b)(h)	01/22/07	15,000	15,000,000
Wachovia Asset Securitization Issuance, LLC -Series 2004-HM2A, Class AMM, Putable Floating Rate Bonds (CEP-Ambac Assurance Corp.) (Acquired 09/07/05; Cost 18,420,846) 5.31%(b)(h)(k)(n)	12/25/34	18,421	18,420,846
			33,420,846
Structured–0.37%
Permanent Financing PLC; Series 9A, Class 1A, Floating Rate Bonds (Acquired 08/07/05; Cost $10,000,000) 5.34%(b)(c)(g)	03/10/07	10,000	10,000,000
Total Asset-Backed Securities (Cost $43,420,846)			43,420,846
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.84% (Cost $2,146,863,292)			2,146,863,292

	Repurchase Amount	Value
Repurchase Agreements–19.80%(o)
BNP Paribas Securities Corp., Joint agreement dated 08/31/06, aggregate maturing value $1,106,165,055 (collateralized by corporate and U.S. Government obligations valued at $1,148,417,257; 0%-7.88%, 09/22/06-12/01/49) 5.37%, 09/01/06(c)	$115,017,162	$115,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/06, aggregate maturing value $1,000,149,236 (collateralized by corporate obligations valued at $1,050,000,000; 0%-7.72%, 12/20/09-03/15/49) 5.37%, 09/01/06	115,017,162	115,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/31/06, aggregate maturing value $500,073,472 (collateralized by U.S. Government obligations valued at $510,002,603; 0%-6.30%, 09/21/06-05/25/35) 5.29%, 09/01/06	115,016,899	115,000,000
Fortis Bank N.V./S.A., Joint agreement dated 08/31/06, aggregate maturing value $600,089,375 (collateralized by corporate obligations valued at $630,000,001; 5.11%-6.09%, 11/25/35-04/25/36) 5.36%, 09/01/06(c)	35,005,214	35,000,000
Greenwich Capital Markets, Inc., Joint agreement dated 08/31/06, aggregate maturing value $800,117,333 (collateralized by U.S. Government obligations valued at $816,006,506; 0%-8.13%, 02/17/09-02/01/37) 5.28%, 09/01/06	30,907,269	30,902,737
Wachovia Capital Markets, LLC, Joint agreement dated 08/31/06, aggregate maturing value $500,074,722 (collateralized by corporate obligations valued at $525,000,001; 0%-7.77%, 06/01/30-07/15/45) 5.38%, 09/01/06	115,017,186	115,000,000
Total Repurchase Agreements (Cost $525,902,737)		525,902,737
TOTAL INVESTMENTS–100.64% (Cost $2,672,766,029)(p)(q)		2,672,766,029
OTHER ASSETS LESS LIABILITIES–(0.64)%		(16,896,822)
NET ASSETS–100.00%		$2,655,869,207

12

PREMIER PORTFOLIO

Investment Abbreviations:

CEP	—	Credit Enhancement Provider

Gtd.	—	Guaranteed

INS	—	Insurer

IDR	—	Industrial Development Revenue Bonds

LOC	—	Letter of Credit

MTN	—	Medium-Term Notes

RACERS	—	Restructured Asset Certificates with Enhanced ReturnSsm

RB	—	Revenue Bonds

Sec.	—	Secured.

Notes to Schedule of Investments:

(a)  Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $1,625,915,350, which represented 61.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Belgium: 8.92%; Netherlands: 8.43%; United Kingdom: 5.55%; France: 5.08%; other countries less than 5%: 7.37%.

(d)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e)  The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates are redetermined daily. Rate shown is the rate in effect on August 31, 2006.

(f)  Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand

(g)  Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.

(h)  Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(i)  Security considered being illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $75,000,000, which represented 2.82% of the Fund's Net Assets.

(j)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(k)  Principal and/or interest payments are secured by the bond insurance company listed.

(l)  Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(m)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(o)  Principal amount equals value at period end. See Note 1H.

(p)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Liberty Harbour CDO Ltd./Inc.	5.1%
Other Entities Less than 5% each	75.7

(q)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PREMIER PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, excluding repurchase agreements, at value (cost $2,146,863,292)	$2,146,863,292
Repurchase agreements (cost $525,902,737)	525,902,737
Total investments (cost $2,672,766,029)	2,672,766,029
Cash	168,129
Receivables for:
Fund shares sold	53,246
Interest	2,501,049
Fund expenses absorbed	253
Investment for trustee deferred compensation and retirement plans	7,710
Total assets	2,675,496,416
Liabilities:
Payables for:
Investments purchased	10,322,532
Fund shares reacquired	82,720
Dividends	9,214,247
Trustee deferred compensation and retirement plans	7,710
Total liabilities	19,627,209
Net assets applicable to shares outstanding	$2,655,869,207
Net assets consist of:
Shares of beneficial interest	$2,655,848,472
Undistributed net investment income	17,052
Undistributed net realized gain from investment securities	3,683
$2,655,869,207

Net Assets:
Investor Class	$99,490,968
Institutional Class	$2,556,378,239
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	99,488,500
Institutional Class	2,556,362,507
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PREMIER PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$54,576,919
Expenses:
Advisory fees	2,779,364
Less: Fees waived	(889,397)
Net expenses	1,889,967
Net investment income	52,686,952
Net realized gain from Investment securities	3,683
Net increase in net assets resulting from operations	$52,690,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PREMIER PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$52,686,952	$17,545,481
Net realized gain from investment securities	3,683	—
Net increase in net assets resulting from operations	52,690,635	17,545,481
Distributions to shareholders from net investment income:
Investor Class	(4,938,784)	(9,231,572)
Institutional Class	(47,748,168)	(8,313,909)
Decrease in net assets resulting from distributions	(52,686,952)	(17,545,481)
Share transactions—net:
Investor Class	(12,576,552)	(772,899,080)
Institutional Class	2,192,267,042	364,095,465
Net increase (decrease) in net assets resulting from share transactions	2,179,690,490	(408,803,615)
Net increase (decrease) in net assets	2,179,694,173	(408,803,615)
Net assets:
Beginning of year	476,175,034	884,978,649
End of year (including undistributed net investment income of $17,052 and $17,052, respectively)	$2,655,869,207	$476,175,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PREMIER PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

17

PREMIER PORTFOLIO

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through June 30, 2007.

For the year ended August 31, 2006, AIM waived advisory fees of $889,396.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $18,013,115, which resulted in net realized gains (losses) of $0 and securities purchases of $0.

NOTE 4—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

18

PREMIER PORTFOLIO

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income	$52,686,952	$17,545,481

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$20,735
Shares of beneficial interest	2,655,848,472
Total net assets	$2,655,869,207

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	2006(a)		2005
	Shares	Amount	Shares	Amount
Sold:
Investor Class(b)	91,441,839	$91,441,839	4,604,379,688	$4,604,379,688
Institutional Class(c)	17,444,429,484	17,444,429,484	5,030,741,715	5,030,741,715
Issued as reinvestment of dividends:
Investor Class(b)	4,806,232	4,806,232	2,925,540	2,925,540
Institutional Class(c)	8,813,192	8,813,192	—	—
Reacquired:
Investor Class(b)	(108,824,623)	(108,824,623)	(5,380,204,308)	(5,380,204,308)
Institutional Class(c)	(15,260,975,634)	(15,260,975,634)	(4,666,646,250)	(4,666,646,250)
	2,179,690,490	$2,179,690,490	(408,803,615)	$(408,803,615)

(a)  72% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

(b)  Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

(c)  Institutional Class shares commenced sales on February 25, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

19

PREMIER PORTFOLIO

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Investor Class
	Year ended August 31,				Three months ended August 31,		Year ended May 31,
	2006		2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.04		0.02	0.01	0.00		0.01	0.02
Net realized gains on securities	0.00		—	0.00	0.00		—	—
Total from investment operations	0.04		0.02	0.01	0.00		0.01	0.02
Less dividends from net investment income	(0.04)		(0.02)	(0.01)	(0.00)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return(a)	4.55%		2.46%	1.01%	0.24%		1.35%	2.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$99,491		$112,067	$884,979	$861,491		$493,553	$767,528
Ratio of expenses to average net assets:
With fee waivers	0.17	%(b)	0.20%	0.20%	0.21	%(c)	0.25%	0.25%
Without fee waivers	0.25	%(b)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%
Ratio of net investment income to average net assets	4.74	%(b)	2.34%	1.00%	0.95	%(c)	1.35%	2.53%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $111,404,132.

(c)  Annualized.

20

PREMIER TAX-EXEMPT PORTFOLIO

Schedule of Investments

August 31, 2006

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–100.97%
Alabama–5.97%
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.53%, 07/01/15(b)(c)	—	VMIG-1	$1,500	$1,500,000
Alaska–2.83%
Alaska (State Of) Industrial Development & Export Authority (Safeway Inc. Projects); Series 1991, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.75%, 12/01/06(c)(d)(e)	A-1	—	710	710,000
Colorado–2.50%
Colorado (State of) Water Resources & Power Development Authority; Series 1996 A, Prerefunded Clean Water RB 5.70%, 09/01/06(f)	AAA	Aaa	325	328,250
Jefferson (County of) Section 14 Metropolitan District; Series 2000, Refunding Unlimited Tax GO (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)	AA	—	300	301,195
				629,445
Georgia–10.75%
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.46%, 06/01/17(b)(c)	A-1+	—	1,900	1,900,000
Tallapoosa (City of) Development Authority (U.S. Can Co. Project); Series 1994, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.65%, 02/01/15(b)(c)(e)	A-1	—	800	800,000
				2,700,000
Illinois–16.38%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, Multi-Family Housing VRD RB (LOC-Harris N.A.)(Acquired 11/01/05; Cost $2,000,000) 3.53%, 03/01/33(b)(c)(g)(h)	—	VMIG-1	2,000	2,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Crane Carton Co. Project); Series 1992, Economic Development VRD RB (LOC-Bank of America, N.A.) (Acquired 06/21/04; Cost $300,000) 3.47%, 06/01/12(b)(c)(g)(h)	A-1+	—	$300	$300,000
Chicago (City of) Board of Education (Chicago School Reform Board of Trustees); Series 1996, Unlimited Tax GO 6.00%, 12/01/06(f)(i)	AAA	Aaa	100	102,495
Cook (County of) Forest Preservation District (Zoo) Series 1996, Unlimited Tax GO 5.55%, 11/01/06(f)(i)	AAA	Aaa	150	151,884
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-Allied Irish Banks PLC) 3.69%, 04/01/24(b)(c)(e)	A-1	—	1,000	1,000,000
University of Illinois Auxiliary Facilities System; Series 1996, Prerefunded RB 5.20%, 10/01/06(f)(i)	AAA	Aaa	550	561,829
				4,116,208
Indiana–8.75%
Indiana (State of) Bond Bank; Series 2006 A, Midyear Funding Program RN 4.50%, 02/02/07	SP-1+	—	300	301,015
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc Inc. Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.65%, 02/01/25(b)(c)	—	VMIG-1	500	500,000
Indiana (State of) Housing Finance Authority (Pedcor Investments- Cumberland Crossing Apartments Development); Series 1997 M-B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.52%, 01/01/29(b)(c)(h)	—	VMIG-1	508	508,000

21

PREMIER TAX-EXEMPT PORTFOLIO

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency; Series 2003 B, Power Supply System RB (INS-MBIA Insurance Corp.) 5.00%, 01/01/07(j)	AAA	Aaa	$250	$251,023
Portage (City of) (Pedcor Investments- Port Crossing III Apartments Project); Series 1995 B, Economic Development VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.60%, 08/01/30(b)(c)(h)	—	VMIG-1	638	638,000
				2,198,038
Iowa–3.78%
Iowa (State of) Finance Authority (YMCA Project); Series 2000, Economic Development VRD RB (LOC-Wells Fargo Bank, N.A) 3.50%, 06/01/10(b)(c)(k)	—	—	950	950,000
Kentucky–11.54%
Ewing (City of) Kentucky Area Development District Financing Trust (Lease Acquisition Program); Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.51%, 06/01/33(b)(c)(l)	A-1+	—	2,899	2,899,000
Michigan–6.57%
Detroit (City of); Series 2006, Limited Tax TAN GO (LOC-Bank of Nova Scotia) 4.50%, 03/01/07(c)(e)	SP-1+	—	200	200,744
Michigan (State of) Housing Development Authority (Berrien Woods III); Series 2000 B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.55%, 07/01/32(b)(c)(h)	A-1+	—	150	150,000
Michigan (State of); Series 2005 A, Unlimited Tax GO Notes 4.50%, 09/29/06	SP-1+	MIG-1	300	300,278
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.48%, 08/01/21(b)(c)(l)	—	VMIG-1	1,000	1,000,000
				1,651,022

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–1.19%
Charlotte (City of); Series 2005, Commercial Paper BAN 3.32%, 10/05/06	A-1+	—	$300	$300,000
Ohio–0.80%
Ohio (State of) Higher Educational Facility Commission (University Dayton-2003 Project); Series 2006, RB (INS-Financial Guaranty Insurance Co.) 4.00%, 12/01/06(j)	AAA	Aaa	200	200,128
Oklahoma–1.39%
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(d)	A-1+	—	350	350,000
Texas–7.16%
Lubbock (City of) Independent School District; Series 2006, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.25%, 02//01/30(m)	A-1+	VMIG-1	400	400,126
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.46%, 01/01/18(b)(c)(l)	A-1+	—	1,400	1,400,000
				1,800,126
Utah–0.80%
Davis (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 12/28/06	—	MIG-1	200	200,506
Vermont–11.94%
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.66%, 01/01/08(c)(n)	—	VMIG-1	3,000	3,000,000
Washington–0.80%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.50%, 11/01/25(b)(l)	A-1+	VMIG-1	200	200,000

22

PREMIER TAX-EXEMPT PORTFOLIO

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–7.82%
Kimberly (Village of) (Fox Cities YMCA Project); Series 2002, VRD RB (LOC- M&I Marshall & Ilsley Bank) 3.59%, 04/01/32(b)(c)	—	VMIG-1	$740	$740,000
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Series 1997 A, Refunding Multi-Family Housing VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 08/28/02; Cost $875,000) 3.57%, 10/01/22(b)(c)(g)(k)	—	—	875	875,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of); Series 2005 B, Unlimited Tax GO 4.00%, 05/01/07	AA-	Aa3	$350	$350,665
				1,965,665
TOTAL INVESTMENTS–100.97% (Cost $25,370,138)(o)(p)				25,370,138
OTHER ASSETS LESS LIABILITIES–(0.97)%				(243,234)
NET ASSETS–100.00%				$25,126,904

Investment Abbreviations:

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

RB	–	Revenue Bonds

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

RN	–	Revenue Notes

VRD	–	Variable Rate Demand

Wts.		Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (k) below. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(c)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on August 31, 2006.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 6.01%; other countries less than 5%: 4.78%.

(f)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $3,175,000, which represented 12.64% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security subject to the alternative minimum tax.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Principal and/or interest payments are secured by the bond insurance company listed.

(k)  Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(n)  Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(o)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
State Street Bank & Trust Co.	11.9%
Wachovia Bank, N.A.	11.5
JPMorgan Chase Bank, N.A.	9.5
Harris N.A.	8.0
Sun Trust Bank	7.6
Bank of America, N.A.	6.8
Deutsche Bank A.G.	6.0
Branch Banking & Trust Co.	6.0
Federal Home Loan Bank of Indianapolis	5.2
Other Entities Less than 5% each	28.5

(p)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, at value (cost $25,370,138)	$25,370,138
Cash	134,834
Receivables for:
Fund shares sold	190
Interest	152,095
Investment for trustee deferred compensation and retirement plans	315
Total assets	25,657,572
Liabilities:
Payables for:
Investments purchased	258,853
Fund shares reacquired	245,553
Dividends	25,947
Trustee deferred compensation and retirement plans	315
Total liabilities	530,668
Net assets applicable to shares outstanding	$25,126,904
Net assets consist of:
Shares of beneficial interest	$25,126,760
Undistributed net investment income	444
Undistributed net realized gain (loss) from investment securities	(300)
$25,126,904

Net Assets:
Investor Class	$17,420,078
Institutional Class	$7,706,826
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	17,420,464
Institutional Class	7,706,740
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$934,511
Expenses:
Advisory fees	72,017
Total expenses	72,017
Net investment income	862,494
Net increase in net assets resulting from operations	$862,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$862,494	$593,080
Distributions to shareholders from net investment income:
Investor Class	(564,506)	(468,738)
Institutional Class	(297,988)	(124,342)
Decrease in net assets resulting from distributions	(862,494)	(593,080)
Share transactions — net:
Investor Class	(3,261,455)	(16,435,217)
Institutional Class	(1,715,438)	9,422,178
Net increase (decrease) in net assets resulting from share transactions	(4,976,893)	(7,013,039)
Net increase (decrease) in net assets	(4,976,893)	(7,013,039)
Net assets:
Beginning of year	30,103,797	37,116,836
End of year (including undistributed net investment income of $444 and $444, respectively)	$25,126,904	$30,103,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PREMIER TAX-EXEMPT PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier Tax-Exempt Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

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PREMIER TAX-EXEMPT PORTFOLIO

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $15,397,909, which resulted in net realized gains (losses) of $0 and securities purchases of $15,921,501.

NOTE 4—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended August 31, 2006, The Fund did not borrow or lend under the facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

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PREMIER TAX-EXEMPT PORTFOLIO

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income-Tax exempt	$862,494	$593,080

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$444
Capital loss carryforward	(300)
Shares of beneficial interest	25,126,760
Total net assets	$25,126,904

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
August 31, 2012	$300

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	2006(a)		2005
	Shares	Amount	Shares	Amount
Sold:
Investor Class(b)	11,294,258	$11,294,258	82,066,662	$82,066,662
Institutional Class(c)	119,830,004	119,830,004	133,132,066	133,132,066
Issued as reinvestment of dividends:
Investor Class(b)	552,166	552,166	458,935	458,935
Institutional Class(c)	273,447	273,447	103,019	103,019
Reacquired:
Investor Class(b)	(15,107,879)	(15,107,879)	(98,960,814)	(98,960,814)
Institutional Class(c)	(121,818,889)	(121,818,889)	(123,812,907)	(123,812,907)
	(4,976,893)	$(4,976,893)	(7,013,039)	$(7,013,039)

(a)  There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 36% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There are two individuals that are each a record owner of more than 5% of the outstanding shares of the Fund and own 13% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

(b)  Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

(c)  Institutional Class shares commenced sales on February 25, 2005.

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PREMIER TAX-EXEMPT PORTFOLIO

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Investor Class
	Year ended August 31,				Three months ended August 31,		Year ended May 31,
	2006		2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.03		0.02	0.01	0.00		0.01	0.02
Less dividends from net investment income	(0.03)		(0.02)	(0.01)	(0.00)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return(a)	3.04%		1.88%	0.91%	0.21%		1.19%	1.81%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$17,420		$20,682	$37,117	$44,164		$45,013	$67,406
Ratio of expenses to average net assets	0.25	%(b)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%
Ratio of net investment income to average net assets	2.99	%(b)	1.88%	0.90%	0.85	%(c)	1.19%	1.80%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $18,885,460.

(c)  Annualized.

30

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Schedule of Investments

August 31, 2006

	Maturity	Principal Amount (000)	Value
U.S. Government Agency Securities–44.38%
Federal Farm Credit Bank–4.98%
Disc. Notes, 5.09%(a)	05/15/07	$500	$481,884
Floating Rate Bonds, 5.26%(b)	08/01/07	1,000	999,823
			1,481,707
Federal Home Loan Bank (FHLB)–5.03%
Unsec. Bonds, 3.54%	09/15/06	500	499,795
5.55%	08/08/07	500	499,906
Unsec. Global Bonds, 3.88%	12/20/06	500	498,152
			1,497,853
Federal Home Loan Mortgage Corp. (FHLMC)–26.50%
Series M006, Class A, Taxable Multifamily VRD Ctfs., 5.33%(c)(d)	10/15/45	2,792	2,792,442
Unsec. Disc. Notes, 4.78%(a)	09/27/06	765	762,359
4.95%(a)	10/10/06	555	552,024
4.59%(a)	10/17/06	500	497,067
4.98%(a)	10/31/06	500	495,850
4.75%(a)	12/15/06	300	295,844
5.04%(a)	12/27/06	500	491,810
Unsec. Floating Rate Medium Term Global Notes, 5.18%(b)	09/27/07	2,000	1,998,919
			7,886,315
Federal National Mortgage Association (FNMA)–7.25%
Unsec. Disc. Notes, 5.33%(a)	12/15/06	511	503,056
5.04%(a)	12/29/06	528	519,204
5.27%(a)	01/10/07	660	647,336
5.10%(a)	02/23/07	500	487,604
			2,157,200
Overseas Private Investment Corp.–0.62%
Gtd. Floating Rate Notes, 5.31%(c)(d)	11/21/07	185	185,000
Total U.S. Government Agency Securities (Cost $13,208,075)			13,208,075
TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.38% (Cost $13,208,075)			13,208,075

	Repurchase Amount	Value
Repurchase Agreements–55.64%(e)
ABN AMRO Bank N.V., Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Government obligations valued at $255,000,225; 0%- 6.20%, 01/15/07-04/07/23) 5.27%, 09/01/06	$1,000,146	$1,000,000
Barclays Capital Inc., Joint agreement dated 08/31/06, aggregate maturing value $656,381,668 (collateralized by U.S. Government obligations valued at $669,411,799; 0%- 6.04%, 02/09/07-08/15/19) 5.27%, 09/01/06	3,561,693	3,561,172
BNP Paribas Securities Corp., Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Government obligations valued at $255,004,373; 0%- 6.63%, 09/28/06-11/15/30) 5.27%, 09/01/06	1,000,146	1,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/06, aggregate maturing value $700,102,472 (collateralized by U.S. Government obligations valued at $714,000,987; 0%- 9.65%, 10/15/06-10/19/20) 5.27%, 09/01/06	5,000,732	5,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/06, aggregate maturing value $400,058,556 (collateralized by U.S. Government obligations valued at $408,004,601; 0%, 11/29/06-06/23/33) 5.27%, 09/01/06	1,000,146	1,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/31/06, aggregate maturing value $150,022,000 (collateralized by U.S. Government obligations valued at $153,000,046; 0%- 5.25%, 09/11/06-08/25/16) 5.28%, 09/01/06	1,000,147	1,000,000
Fortis Securities LLC, Joint agreement dated 08/31/06, aggregate maturing value $275,040,257 (collateralized by U.S. Government obligations valued at $280,500,791; 0%- 6.63%, 09/06/06-01/18/11) 5.27%, 09/01/06	1,000,146	1,000,000

31

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Goldman, Sachs & Co. , Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Treasury obligations valued at $255,000,800; 3.63%- 7.25%, 01/15/10-02/15/26) 5.27%, 09/01/06	$1,000,146	$1,000,000
Morgan Stanley, Joint agreement dated 08/31/06, aggregate maturing value $300,043,917 (collateralized by U.S. Government obligations valued at $308,544,973; 4.38%-5.67%, 10/15/06-07/15/16) 5.27%, 09/01/06	1,000,146	1,000,000

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Societe Generale S.A., Joint agreement dated 08/31/06, aggregate maturing value $200,029,278 (collateralized by U.S. Government obligations valued at $204,000,254; 0%, 11/16/07) 5.27%, 09/01/06	$1,000,146	$1,000,000
Total Repurchase Agreements (Cost $16,561,172)		16,561,172
TOTAL INVESTMENTS–100.02% (Cost $29,769,247)(f)		29,769,247
OTHER ASSETS LESS LIABILITIES–(0.02)%		(5,235)
NET ASSETS–100.00%		$29,764,012

Investment Abbreviations:

Ctfs.	–	Certificates

Disc.	–	Discounted

Gtd.	–	Guaranteed

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(c)  Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(d)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e)  Principal amount equals value at period end. See Note 1H.

(f)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, excluding repurchase agreements, at value (cost $13,208,075)	$13,208,075
Repurchase agreements (cost $16,561,172)	16,561,172
Total investments (cost $29,769,247)	29,769,247
Receivables for:
Fund shares sold	3,371
Interest	37,012
Investment for trustee deferred compensation and retirement plans	15,829
Total assets	29,825,459
Liabilities:
Payables for:
Fund shares reacquired	41,018
Dividends	2,166
Trustee deferred compensation and retirement plans	18,263
Total liabilities	61,447
Net assets applicable to shares outstanding	$29,764,012
Net assets consist of:
Shares of beneficial interest	$29,736,464
Undistributed net investment income	27,548
$29,764,012

Net Assets:
Investor Class	$29,738,785
Institutional Class	25,227
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	29,738,786
Institutional Class	25,226
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$1,343,309
Expenses:
Advisory fees	74,461
Less: Fees waived	(23,832)
Net expenses	50,629
Net investment income	1,292,680
Net increase in net assets resulting from operations	$1,292,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$1,292,680	$691,415
Distributions to shareholders from net investment income:
Investor Class	(1,292,454)	(691,415)
Institutional Class	(226)	—
Decrease in net assets resulting from distributions	(1,292,680)	(691,415)
Share transactions—net:
Investor Class	(1,859,199)	(9,724,950)
Institutional Class	25,226	—
Net increase (decrease) in net assets resulting from share transactions	(1,833,973)	(9,724,950)
Net increase (decrease) in net assets	(1,833,973)	(9,724,950)
Net assets:
Beginning of year	31,597,985	41,322,935
End of year (including undistributed net investment income of $27,548 and $26,325, respectively)	$29,764,012	$31,597,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier U.S. Government Money Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible

36

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through June 30, 2007.

For the year ended August 31, 2006, AIM waived advisory fees of $23,832.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Trustees' and Officer's Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

37

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income	$1,292,680	$691,415

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$38,623
Temporary book/tax differences	(11,075)
Shares of beneficial interest	29,736,464
Total net assets	$29,764,012

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of excise tax payments, on August 31, 2006, undistributed net investment income was increased by 1,223 and shares of beneficial interest decreased by 1,223. This reclassification had no effect on the net assets of the Fund.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	2006		2005
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,886,718	$12,866,718	20,290,914	$20,290,914
Institutional Class(a)	25,000	25,000	—	—
Issued as reinvestment of dividends:
Investor Class	1,252,241	1,252,241	668,928	668,928
Institutional Class(a)	226	226	—	—
Reacquired:
Investor Class	(15,978,158)	(15,978,158)	(30,684,792)	(30,684,792)
Institutional Class(a)	—	—	—	—
	(1,813,973)	$(1,833,973)	(9,724,950)	$(9,724,950)

(a)  Institutional Class shares commenced sales on June 28, 2006.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

38

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Investor Class
	Year ended August 31,			Three months ended August 31,			Year ended May 31,
	2006		2005	2004	2003		2003	2002
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.04		0.02	0.003	0.001		0.01	0.02
Less dividends from net investment income	(0.04)		(0.02)	(0.003)	(0.001)		(0.01)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return(a)	4.44%		2.06%	0.30%	0.08%		0.72%	1.67%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$29,739		$31,598	$41,323	$64,883		$67,097	$75,720
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.17	%(b)	0.52%	0.85%	0.85	%(c)	0.85%	0.85%
Without fee waivers and/or expense reimbursements	0.25	%(b)	0.96%	1.50%	1.25	%(c)	1.11%	1.04%
Ratio of net investment income to average net assets	4.34	%(b)	1.98%	0.29%	0.33	%(c)	0.72%	1.65%

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $29,779,888.

(c)  Annualized.

39

AIM TREASURER'S SERIES TRUST

Legal Proceedings

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

40

AIM TREASURER'S SERIES TRUST

Legal Proceedings — (continued)

providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

41

AIM TREASURER'S SERIES TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (three of the portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers

October 24, 2006
Houston, Texas

42

AIM TREASURER'S SERIES TRUST

Tax Disclosures

PREMIER PORTFOLIO

Required Federal Income Tax Information

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

Required State Income Tax Information

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

Tax Information for Non-Resident Alien Shareholders

For its tax year ended August 31, 2006, the Fund designates 97.58%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.

PREMIER TAX-EXEMPT PORTFOLIO

Required Federal Income Tax Information

We are required by Internal Revenue Code to advise you within 60 days of Funds' Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2006.

Premier Tax-Exempt Portfolio Investor Class paid ordinary dividends in the amount of $0.0300 during its tax year ended August 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes. For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on your 1099-INT.

Tax Information for Non-Resident Alien Shareholders

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Required Federal Income Tax Information

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

Required State Income Tax Information

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

Tax Information for Non-Resident Alien Shareholders

For its tax year ended August 31, 2006, the Fund designates 97.01%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.94%, 99.94%, 99.95% and 99.95%, respectively.

43

AIM TREASURER'S SERIES TRUST

Trustees and Officers

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Interested Persons

Robert H. Graham[1] — 1946 Trustee and Vice Chair	2003	Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm) and Trustee and Vice Chair of The AIM Family of Funds®.
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — Managed Products; and President and Principal Executive Officer of The AIM Family of Funds®.	None

Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc., AIM Funds Management Inc. and 1371 Preferred Inc.; Director and President, A I M Advisors, Inc., INVESCO Funds Group, Inc. and AIM GP Canada Inc.; Director, A I M Capital Management, Inc. and A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc.; Director, President and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and Chief Executive Officer, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; Trustee, President and Principal Executive Officer of The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); and Trustee and Executive Vice President, The AIM Family of Fund's® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; Executive Vice President and Chief Operations Officer, AIM Funds Management Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	1983	Retired	None

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company (2 portfolios))

James T. Bunch — 1942 Trustee	2000	Founder, Green, Manning & Bunch Ltd., (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group Ltd. (private investment and management); Cortland Trust, Inc. (Chairman) (registered investment company (3 portfolios)); Annuity and Life Re (Holdings), Ltd. (insurance company); CompuDyne Corporation (provider of products and services to the public security market); and Homeowners of America Holding Corporation
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner, Dos Angelos Ranch, L.P.
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff, and Discovery Global Education Fund (non-profit)

Carl Frischling —1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company (3 portfolios))

Prema Mathai-Davis —1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2003	Retired	None

Larry Soll — 1942 Trustee	1997	Retired	None

Raymond Stickel, Jr. —1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (21 portfolios)

1  Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

44

AIM TREASURER'S SERIES TRUST

Trustees and Officers–(continued)

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company, and Vice President, A I M Advisors, Inc. and The AIM Family of Funds®	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of The AIM Family of Funds®.
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, A I M Capital Management, Inc., AIM Investment Services, Inc., and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director, INVESCO Funds Group, Inc.; and Senior Vice President, Chief Legal Officer and Secretary of The AIM Family of Funds®
		Formerly: Chief Operating Officer, Senior Vice President, General Counsel, and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker dealer), General Counsel and Secretary, Old Mutual Fund Services (an adminstrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President of The AIM Family of Funds®.
		Formerly: Senior Vice President, A I M Management Group Inc. (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and The AIM Family of Funds®; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer of The AIM Family of Funds® and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc.; and Vice President of The AIM Family of Funds®
		Formerly: Director, General Counsel, and Vice President Fund Management Company; Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Senior Vice President, A I M Distributors, Inc.; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary of The AIM Family of Funds®; Chief Executive Officer and President, INVESCO Funds Group, Inc.; and Senior Vice President, Chief Legal Officer and General Counsel, Liberty Financial Companies, Inc. and Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Principal Financial Officer and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc.; and Vice President, Treasurer and Principal Officer of The AIM Family of Funds®
		Formerly: Senior Vice President, AIM Investment Services, Inc.; and Vice President, A I M Distributors, Inc.	N/A

J. Philip Ferguson — 1945 Vice President	2005	Senior Vice President and Chief Investment Officer, A I M Advisors, Inc.; Director, Chairman, Chief Executive Officer, President and Chief Investment Officer, A I M Capital Management, Inc.; Executive Vice President, A I M Management Group Inc. and Vice President of The AIM Family of Funds®
		Formerly: Senior Vice President, AIM Private Asset Management, Inc.; Chief Equity Officer, Senior Vice President and Senior Investment Officer, A I M Capital Management, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Chief Compliance Officer of The AIM Family of Funds®; Vice President and Chief Compliance Officer, A I M Capital Management, Inc.; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management; and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

45

Domestic Equity

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund(1)

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM S&P 500 Index Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM Summit Fund

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

*Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM China Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund(1)

AIM Global Aggressive Growth Fund

AIM Global Equity Fund

AIM Global Growth Fund

AIM Global Value Fund

AIM Japan Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM International Small Company Fund(1)

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund

AIM Energy Fund

AIM Financial Services Fund

AIM Global Health Care Fund

AIM Global Real Estate Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Multi-Sector Fund

AIM Real Estate Fund1

AIM Technology Fund

AIM Utilities Fund

Fixed Income

TAXABLE

AIM Enhanced Short Bond Fund

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM International Bond Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier Portfolio

Premier U.S. Government Money Portfolio

TAX-FREE

AIM High Income Municipal Fund(1)

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

Premier Tax-Exempt Portfolio

Allocation Solutions

AIM Conservative Allocation Fund

AIM Growth Allocation Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

Diversified Portfolios

AIM Income Allocation Fund

AIM International Allocation Fund

(1)    This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $429 billion in assets under management. Data as of August 31, 2006.

Consider the investment objectives, risks, and fees and expenses carefully. For this and other information about AIM Funds, obtain a prospectus from your financial advisor and read it carefully before investing.

AIMinvestments.com	I-TST-AR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]
– registered trademark –

Mutual	Retirement	Annuities	College	Separately	Offshore	Cash
Funds	Products		Savings	Managed	Products	Management
			Plans	Accounts

[AIM Investments Logo]
– registered trademark –

Institutional Class

AIM Treasurer’s Series Trust (ATST)
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio

August 31, 2006
Annual Report

ANNUAL

[COVER IMAGE]

[Your goals. Our solutions.]
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[AIM Investments Logo]
– registered trademark –

Inside This Report

Letter to Shareholders	1
Fund Data	2
Fund Objectives and Strategies	2
Fund Composition by Maturity	3
Letter from Independent
Chairman of Board of Trustees	4
Calculating Your Ongoing Fund Expenses	5
Approval of Investment Advisory Agreement	6
Financial Pages:
Premier Portfolio	6
Premier Tax-Exempt Portfolio	21
Premier U.S. Government Money Portfolio	31
Auditor’s Report	42
Trustees and Officers	44

AIM TREASURER’S SERIES TRUST

[KELLEY PHOTO]

Karen Dunn Kelly

Dear Shareholder:

We are pleased to present this report on the performance of the Institutional Class of AIM Treasurer’s Series Trust for the fiscal year ended August 31, 2006.

Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, each Fund continued to provide competitive returns. Each Fund continued to maintain a relatively short maturity structure to take advantage of rising interest rates and yields.

Market conditions affecting money market funds

The economy continued to expand throughout the fiscal year, albeit unevenly. U.S. Gross domestic product (GDP), the broadest measure of economic activity, grew at an annualized rate of 4.2% in the third quarter of 2005, slowing to 1.8% in the fourth quarter—reflecting the effects of widespread hurricane damage along the U.S. Gulf Coast. GDP snapped back in the first quarter of 2006, rising at an exceptionally strong annualized rate of 5.6% before slowing to 2.6% in the second quarter.

In response to robust economic expansion and increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) continued its two-year tightening campaign. In seven separate, 25 basis point (0.25%) moves, the Fed raised the federal funds target rate from 3.50% at the beginning of the fiscal year to 5.25% at its close. The Fed halted its tightening campaign in early August 2006, when it voted to keep the federal funds target rate unchanged.

Increases in this influential interest rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities. Yields for your Fund appear on page 2 of this report. At the close of the fiscal year, there was widespread uncertainty about the direction of the U.S. economy. That was among the reasons that the Treasury yield curve was slightly inverted, with three-month Treasury securities yielding 5.04% and 30-year Treasury bonds yielding 4.88%.

In conclusion

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Treasurer’s Series Trust. Bob, who was one of the three founders of AIM Investments —registered trademark— in 1976 and who has a well-earned reputation as being one of the most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob’s previous responsibilities as president of AIM Treasurer’s Series Trust, I am grateful that I will have the opportunity to continue working with him closely, as I have since I first joined A I M Management Group Inc. in 1989.

All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management and Alliance representatives at 800-659-1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
President, Fund Management Company

October 18, 2006

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

AIM TREASURER’S SERIES TRUST

Fund Data

Institutional Class data as of 8/31/06

FUND	YIELDS		WEIGHTED AVERAGE MATURITY		NET ASSETS
	7-Day	Monthly	Range During	At Fiscal
	SEC Yield	Yield	Fiscal Year	Year-End
Premier*	5.26%	5.24%	13–46 days	41 days	$2.55	billion
Premier Tax-Exempt	3.39	3.36	16–37 days	22 days	7.70	million
Premier U.S. Government Money*	5.12	5.10	27–42 days	31 days	25.22	thousand

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Investment return will vary. Monthly yields represent annualized results for the fiscal year, net of fees and expenses, and exclude any realized capital gains or losses.

*Had the advisor not waived certain fees and/or reimbursed certain expenses, performance would have been lower.

FUND OBJECTIVES AND STRATEGIES

Premier Portfolio

Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in short-term money market instruments that blend top-tier, high quality U.S. dollar-denominated obligations, which include commercial paper, certificates of deposit, master and promissory notes, municipal securities and repurchase agreements.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests in high quality, short-term municipal obligations, seeking to provide income exempt from federal taxation. The Fund structure is driven to some extent by the supply and availability of municipal securities. Liquidity is managed with daily and weekly variable rate demand notes.

Premier U.S. Government Money Portfolio

Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.

The Fund invests primarily in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations. Securities purchased by the Fund have maturities of 397 days or less.

The Fund continues to hold the highest credit quality rating (Aaa) given by Moody’s, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a fund’s overall credit quality, market price exposure and management.

AIM TREASURER’S SERIES TRUST

Fund Composition by Maturity

In days, as of 8/31/06

		Premier	Premier U.S.
	Premier	Tax-Exempt	Government
	Portfolio*	Portfolio	Money Portfolio
1–7	40.4%	83.1%	68.9%
8–30	19.2	1.2	11.0
31–90	29.3	5.4	5.2
91–180	7.5	8.1	11.6
181+	3.6	2.2	3.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended.

*The Fund may invest in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

AIM TREASURER’S SERIES TRUST

[CROCKETT PHOTO]

Bruce L. Crockett

Dear Fellow AIM Fund Shareholders:

At our meeting at the end of June, your Board completed its comprehensive review* of each fund’s advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

Looking ahead, your Board finds many reasons to be positive about AIM’s management and strategic direction. Most importantly, AIM management’s investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM’s complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended August 31, 2006. We are also pleased with AIM management’s efforts to seek more cost-effective ways of delivering superior service.

In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $429 billion globally as of August 31, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

The seven new AIM funds—which include Asian funds, structured U.S. equity funds and specialized bond funds—are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM’s Web site.

Your Board is very pleased with the overall direction and progress of the AIM Funds. We’re working closely and effectively with AIM’s management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments,
AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board

October 18, 2006

*To learn more about all the factors we considered before approving each fund’s advisory agreement, go to the “Products & Performance” tab at the AIM Web site (AIMinvestments.com) and click on “Investment Advisory Agreement Renewals.” The approval of advisory agreement information for your Fund is also included in this annual report on pages 6–8.

AIM TREASURER’S SERIES TRUST

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses for Premier U.S. Government Money Portfolio, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006, through August 31, 2006. The actual ending account value and expenses of Premier U.S. Government Money Portfolio in the below example are based on an investment of $1,000 invested on June 28, 2006 (the date the share class commenced sales) and held through August 31, 2006.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (June 28, 2006, through August 31, 2006 for Premier U.S. Government Money Portfolio). Because the actual ending account value and expense information in the example is not based upon a six month period for Premier U.S. Government Money Portfolio, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Fund	(3/1/06)(1)	(8/31/06)(1)	Period(2)	(8/31/06)	Period(2),(3)	Ratio
Premier	$1,000.00	$1,025.10	$0.87	$1,024.35	$0.87	0.17%
Premier Tax-Exempt	1,000.00	1,016.70	1.27	1,023.95	1.28	0.25
Premier U.S. Government Money	1,000.00	1,009.00	0.30	1,024.35	0.87	0.17

(1)         The actual ending account value is based on the actual total return of the Fund for the period March 1, 2006, through August 31, 2006 (June 28, 2006, through August 31, 2006 for the Premier U.S. Government Money Portfolio), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(2)         Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For Premier U.S. Government Money Portfolio, the actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 65 (June 28, 2006, through August 31, 2006)/365. Because Premier U.S. Government Money Portfolio has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)         Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Premier U.S. Government Money Portfolio of the Fund and other funds because such data is based on a full six month period.

AIM TREASURER’S SERIES TRUST

Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of AIM Treasurer’s Series Trust (the “Trust”) oversees the management of each series portfolio of the Trust (each, a “Fund”) and, as required by law, determines annually whether to approve the continuance of each Fund’s advisory agreement with A I M Advisors, Inc. (“AIM”). Based upon the recommendation of the Investments Committee of the Board, at a meeting on June 27, 2006, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the “Advisory Agreement”) between each Fund and AIM for another year, effective July 1, 2006.

The Board considered the factors discussed below in evaluating the fairness and reasonableness of each Fund’s Advisory Agreement at the meeting on June 27, 2006 and as part of the Board’s ongoing oversight of each Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

One responsibility of the independent Senior Officer of the Funds is to manage the process by which the Funds’ proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arms’ length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below.

The discussion below serves as a summary of the Senior Officer’s independent written evaluation, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of each Fund’s Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that each Fund’s Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under each Fund’s Advisory Agreement is fair and reasonable and would have been obtained through arm’s length negotiations.

Unless otherwise stated, information presented below is as of June 27, 2006 and does not reflect any changes that may have occurred since June 27, 2006, including but not limited to changes to each Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Fund-Specific Factors with the Same Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached the same conclusions for each Fund, which conclusions are set forth below.

•  The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

•  The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board considered such issues as AIM’s portfolio and product review process, AIM’s legal and compliance function, AIM’s use of technology, AIM’s portfolio administration function and the quality of AIM’s investment research. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

•  Meetings with the Fund’s portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund’s portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

•  Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

•  Investments in affiliated money market funds. Not applicable because the Fund does not invest in affiliated money market funds.

•  Independent written evaluation and recommendations of the Fund’s Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM’s affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer’s written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer’s written evaluation.

Fund-Specific Factors with Separate Conclusions

The Board considered the following fund-specific factors separately for each Fund, and reached separate conclusions for each Fund, which conclusions are set forth below.

Premier Portfolio

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Money Market Fund Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was (i) below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund; (ii) below the effective advisory fee rate (before waivers) for a variable insurance fund advised by AIM and offered to insurance company separate accounts with investment strategies comparable to those of the Fund; and (iii) above the effective advisory and sub-advisory fee rates for one Canadian mutual fund advised by an AIM affiliate and sub-advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory

AIM TREASURER’S SERIES TRUST

fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier Tax-Exempt Portfolio

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance in such periods was above the median performance of such comparable funds. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional Tax Exempt Money Market Index. The Board noted that the Fund’s performance in such periods was above the performance of such Index. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was below the effective advisory fee rate (before waivers) for a mutual fund advised by AIM with investment strategies comparable to those of the Fund. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees and that the comparable funds therefore all had higher overall expenses than the Fund had under the Advisory Agreement. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that there were no fee waivers or expense limitations currently in effect for the Fund. The Board concluded that no such waivers or limitations were necessary at this time because the Fund’s overall expense ratio was below the median expense ratio of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Premier U.S. Government Money Portfolio

•  The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund’s performance was above the median performance of such comparable funds for the one and three year periods and below such median performance for the

AIM TREASURER’S SERIES TRUST

five year period. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Institutional US Government Money Market Fund Index. The Board noted that the Fund’s performance was above the performance of such Index for the one year period and comparable to such Index for the three and five year periods. The Board also noted that the AIM personnel currently managing the Fund began doing so in February 2002 in a sub-advisory capacity and that AIM began serving as investment advisor to the Fund in November 2003. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review and after taking account of all of the other factors that the Board considered in determining whether to continue the Advisory Agreement for the Fund, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund’s portfolio management team at this time. Although the independent written evaluation of the Fund’s Senior Officer (discussed below) only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance, which did not change their conclusions.

•  Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the effective advisory fee rate (before waivers) for the Fund under the Advisory Agreement. The Board noted that this rate was above the effective advisory fee rates (before waivers) for two mutual funds advised by AIM with investment strategies comparable to those of the Fund. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level at the end of the past calendar year and noted that the Fund’s rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. The Board also noted the “all-in” nature of the advisory fee under the Advisory Agreement, whereby AIM pays all of the Fund’s ordinary operating expenses. Finally, the Board noted that none of the comparable funds had “all-in” fees. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

•  Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund so that the Fund’s advisory fee rate is limited to a specified percentage of average daily net assets. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2007. The Board considered the effect this fee waiver would have on the Fund’s estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

•  Breakpoints and economies of scale. The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund’s advisory fee schedule. The Board reviewed the level of the Fund’s advisory fees, and noted that such fees, as a percentage of the Fund’s net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund’s fee levels under the Advisory Agreement therefore would not reflect economies of scale. However, the Board also concluded that the “all-in” nature of the Fund’s advisory fee under the Advisory Agreement and the fact that AIM pays for the Fund’s ordinary operating expenses was beneficial to shareholders.

Global Factors

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

•  Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM’s operations remain profitable, although increased expenses in recent years have reduced AIM’s profitability. Based on the review of the profitability of AIM’s and its affiliates’ investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

•  Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through “soft dollar” arrangements. Under these arrangements, brokerage commissions paid by other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

•  AIM’s financial soundness in light of the Fund’s needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

•  Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board’s knowledge of AIM’s operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

•  Other factors and current trends. The Board considered the steps that AIM and its affiliates have taken over the last several years, and continue to take, in order to improve the quality and efficiency of the services they provide to the Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that these steps taken by AIM have improved, and are likely to continue to improve, the quality and efficiency of the services AIM and its affiliates provide to the Fund in each of these areas, and support the Board’s approval of the continuance of the Advisory Agreement for the Fund.

PREMIER PORTFOLIO

Schedule of Investments

August 31, 2006

	Maturity	Principal Amount (000)	Value
Commercial Paper–55.48%(a)
Asset-Backed Securities– Commercial Loans/ Leases–9.56%
Amstel Funding Corp., (Acquired 05/02/06; Cost $20,549,968) 5.08%(b)(c)	10/31/06	$21,085	$20,906,656
(Acquired 05/16/06; Cost $9,745,250) 5.10%(b)(c)	11/14/06	10,000	9,895,269
(Acquired 08/18/06; Cost $24,662,667) 5.28%(b)(c)	11/22/06	25,000	24,699,333
(Acquired 08/08/06; Cost $24,346,083) 5.32%(b)(c)	02/02/07	25,000	24,431,056
(Acquired 07/19/06; Cost $24,649,958) 5.42%(b)(c)	10/20/06	25,000	24,815,570
Atlantis One Funding Corp., (Acquired 08/21/06; Cost $49,773,528) 5.26%(b)(c)	09/21/06	50,000	49,853,889
(Acquired 08/11/06; Cost $29,732,108) 5.26%(b)(c)	10/11/06	30,000	29,824,333
Fountain Square Commercial Funding Corp. (Acquired 07/21/06; Cost $68,929,972) 5.37%(b)	09/18/06	69,542	69,365,653
			253,791,759
Asset-Backed Securities– Consumer Receivables–1.20%
Old Line Funding, LLC (Acquired 07/20/06; Cost $31,776,071) 5.36%(b)	09/05/06	32,000	31,980,942
Asset-Backed Securities– Fully Backed–9.55%
Aquinas Funding LLC (CEP-MBIA Insurance Corp. ) (Acquired 07/06/06; Cost $40,005,504) 5.40%(b)	10/10/06	40,590	40,352,548
Blue Spice LLC (CEP-Deutsche Bank A.G) (Acquired 05/16/06; Cost $19,502,311) 5.09%(b)(c)	11/08/06	20,000	19,807,711

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Fully Backed–(continued)
Concord Minutemen Capital Co., LLC, Series A (Multi CEP's-Liberty Hampshire Co., LLC; agent) (Acquired 03/08/06; Cost $16,660,885) 4.88%(b)	09/11/06	$17,089	$17,065,859
(Acquired 08/21/06; Cost $49,825,000) 5.25%(b)	09/14/06	50,000	49,905,208
Long Lane Master Trust IV; Series A (CEP- Bank of America, N.A.) (Acquired 06/13/06; Cost $14,810,050) 5.24%(b)	09/08/06	15,000	14,984,717
Newport Funding Corp., (CEP-MBIA Insurance Corp.) (Acquired 08/04/06; Cost $29,728,042) 5.35%(b)	10/04/06	30,000	29,852,875
(Acquired 07/21/06; Cost $49,318,764) 5.39%(b)	10/20/06	50,000	49,633,181
Three Rivers Funding Corp. (CEP-Mellon Bank, N.A.) (Acquired 08/30/06; Cost $32,005,731) 5.27%(b)	09/18/06	32,095	32,015,128
			253,617,227
Asset-Backed Securities– Multi-Purpose–5.71%
Atlantic Asset Securitization Corp. (Acquired 06/29/06; Cost $48,925,725) 5.43%(b)	09/20/06	49,546	49,404,009
Charta LLC (Acquired 08/18/06; Cost $9,900,456) 5.27%(b)	10/25/06	10,000	9,920,950
CRC Funding, LLC (Acquired 07/24/06; Cost $49,567,417) 5.37%(b)	09/20/06	50,000	49,858,292
Ranger Funding Co., LLC (Acquired 07/28/06; Cost $12,964,302) 5.39%(b)	09/19/06	13,068	13,032,782

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Multi-Purpose– (continued)
Windmill Funding Corp. (CEP-ABN AMRO Bank N.V.) (Acquired 08/16/06; Cost $29,453,367) 5.29%(b)(c)	12/18/06	$30,000	$29,523,900
			151,739,933
Asset-Backed Securities - Security Investment Vehicles–23.25%
Galaxy Funding Inc. (Acquired 08/30/06; Cost $9,866,786) 5.27%(b)	11/29/06	10,000	9,869,714
Grampian Funding Ltd./LLC, (Acquired 05/11/06; Cost $4,872,500) 5.10%(b)(c)	11/07/06	5,000	4,952,542
(Acquired 05/25/06; Cost $21,504,187) 5.14%(b)(c)	10/30/06	22,000	21,814,855
(Acquired 08/18/06; Cost $19,228,557) 5.28%(b)(c)	11/21/06	19,500	19,268,559
(Acquired 08/11/06; Cost $29,207,250) 5.29%(b)(c)	02/07/07	30,000	29,299,738
Grenadier Funding, Ltd./Corp., (Acquired 08/15/06; Cost $25,647,844) 5.30%(b)	11/15/06	26,000	25,712,917
(Acquired 08/08/06; |Cost $20,201,794) 5.33%(b)	10/10/06	20,392	20,274,253
Klio Funding Ltd./Corp. (Acquired 07/28/06; Cost $17,664,016) 5.39%(b)	10/20/06	17,889	17,757,759
Klio II Funding Ltd./Corp., (Acquired 08/17/06; Cost $49,765,778) 5.27%(b)	09/19/06	50,000	49,868,250
(Acquired 07/28/06; Cost $15,632,886) 5.39%(b)	10/20/06	15,832	15,715,850
Liberty Harbour CDO Ltd./Inc., Series 2005-I (Acquired 08/16/06; Cost $54,451,467) 5.28%(b)	10/25/06	55,000	54,564,400
(Acquired 08/10/06; Cost $55,841,389) 5.29%(b)	10/18/06	56,405	56,015,445
(Acquired 08/14/06; Cost $24,834,706) 5.31%(b)	10/11/06	25,049	24,901,211

	Maturity	Principal Amount (000)	Value
Asset-Backed Securities– Security Investment Vehicles–(continued)
Scaldis Capital Ltd./LLC, (Acquired 08/07/06; Cost $39,816,756) 5.32%(b)(c)	09/07/06	$40,000	$39,964,533
(Acquired 07/28/06; Cost $16,641,366) 5.38%(b)(c)	09/28/06	16,797	16,729,224
(Acquired 07/17/06; Cost $30,004,892) 5.40%(b)(c)	01/12/07	30,828	30,212,982
Tierra Alta Funding Ltd./Corp., (Acquired 08/31/06; Cost $39,794,667) 5.28%(b)	10/05/06	40,000	39,800,533
(Acquired 08/07/06; Cost $14,931,154) 5.33%(b)	09/07/06	15,000	14,986,675
Zenith Funding Ltd./Corp., (Acquired 08/10/06; Cost $44,769,438) 5.27%(b)	09/15/06	45,000	44,907,775
(Acquired 08/08/06; Cost $30,637,538) 5.33%(b)	10/10/06	30,926	30,747,428
(Acquired 08/03/06; Cost $49,790,000) 5.40%(b)	09/01/06	50,000	50,000,000
			617,364,643
Investment Banking & Brokerage–3.35%
Bear, Stearns & Co. Inc., (The), 5.28%	11/15/06	90,000	89,010,000
Regional Banks–2.86%
Danske Corp., Series A C5.26%(c)	12/21/06	47,120	46,355,792
5.26%(c)	12/27/06	30,000	29,487,150
			75,842,942
Total Commercial Paper (Cost $1,473,347,446)			1,473,347,446
Time Deposits–8.10%
Calyon S.A. (Cayman Islands) 5.30%(d)	09/01/06	100,000	100,000,000
Dexia Bank S.A. (Belgium) 5.29%(d)	09/01/06	115,000	115,000,000
Total Time Deposits (Cost $215,000,000)			215,000,000

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Master Note Agreement–4.71%
Merrill Lynch Mortgage Capital, Inc. (Acquired 08/22/06; Cost 125,000,000) 5.44%(b)(d)(e)(f)	12/06/06	$125,000	$125,000,000
Medium-Term Notes–3.73%
Credit Agricole S.A., Floating Rate MTN (Acquired 06/23/06; Cost $20,000,000) 5.48%(b)(c)(g)	07/23/11	20,000	20,000,000
MetLife Global Funding I, Floating Rate MTN (Acquired 08/20/03; Cost $10,000,000) 5.39%(b)(h)	09/12/08	10,000	10,000,000
National Rural Utilities Cooperative Finance Corp., Sec. Floating Rate MTN 5.39%(h)	06/01/11	25,000	25,000,000
Sigma Finance Inc.,Gtd. MTN (Acquired 08/09/06; Cost $30,000,000) 5.51%(b)(c)	08/13/07	30,000	30,000,000
(Acquired 06/01/06; Cost $14,000,000) 5.50%(b)(c)	06/05/07	14,000	14,000,000
Total Medium-Term Notes (Cost $99,000,000)			99,000,000
Funding Agreements–2.82%
MetLife Funding Agreement (Acquired 07/17/06; Cost $45,000,000) 5.56%(b)(g)(i)	08/18/07	45,000	45,000,000
MetLife Insurance Co. of Connecticut (The) (Acquired 10/18/05; Cost $10,000,000) 5.47%(b)(g)(i)	10/13/06	10,000	10,000,000
New York Life Insurance Co. (Acquired 04/05/06; Cost $20,000,000) 5.57%(b)(g)(i)	04/05/07	20,000	20,000,000
Total Funding Agreements (Cost $75,000,000)			75,000,000
Certificates of Deposit–2.37%
Barclays Bank PLC (United Kingdom) 5.32%	04/27/07	5,000	5,000,000
Barclays Bank PLC 5.45%	06/12/07	10,000	10,000,000
HBOS Treasury Services PLC 5.20%	03/30/07	15,000	15,000,000

	Maturity	Principal Amount (000)	Value
Certificates of Deposit–(continued)
Societe General S.A. (United Kingdom) 5.71%	07/23/07	$23,000	$23,000,000
Svenska Handelsbanken A.B. 4.95%	02/07/07	10,000	10,000,000
Total Certificates of Deposit (Cost $63,000,000)			63,000,000
Variable Rate Demand Notes–2.00%(j)
Insured–0.36%(k)
Alabama (State of ) University of Alabama; Taxable, Series 2004 B RB (INS-MBIA Insurance Corp.) 5.33%(d)(l)	07/01/09	4,315	4,315,000
Nanotechnology Research LLC (Arizona State University Project); Taxable, Series 2004 B Lease RB (INS-MBIA Insurance Corp.) 5.31%(d)(l)	03/01/34	1,200	1,200,000
New York (State of) Dormitory Authority; Taxable, Series 2005 A State Personal Income RB (INS-MBIA Insurance Corp.) 5.31%(d)(l)	12/15/14	4,040	4,040,000
			9,555,000
Letter of Credit Enhanced–1.64%(m)
Albuquerque (City of), New Mexico (KTech Corp. Project); Taxable, Series 2002 IDR (LOC-Wells Fargo Bank, N.A.) 5.39%(d)(l)	11/01/22	2,000	2,000,000
Germain Properties of Columbus Inc., Germain Real Estate Co. LLC and Germain Motor Co.; Floating Rate Notes (LOC-JPMorgan Chase Bank) 5.37%(d)(l)	03/01/31	10,000	10,000,000
Habasit Holding America Inc., Floating Rate Bonds (LOC-Bank of America, N.A.) 5.33%(d)(l)	03/01/16	555	555,000
Massachusetts (State of) Housing Finance Agency (Avalon Ledges Projects); Taxable, Series 2004 A Housing RB (LOC-JPMorgan Chase Bank) 5.30%(d)(l)	06/01/34	18,840	18,840,000
Montgomery (City of), Alabama (Riverfront Project); Taxable, Series 2003 RB (LOC-SouthTrust Bank, N.A.) 5.33%(d)(l)	11/01/23	6,000	6,000,000

PREMIER PORTFOLIO

	Maturity	Principal Amount (000)	Value
Letter of Credit Enhanced–(continued)
Oneida (County of), New York Industrial Development Agency (Mohawk Valley Network Inc); Series 2006 F Civic Facility RB (LOC-Bank of America, N.A.) 5.31%(d)(l)	06/01/31	$6,145	$6,145,000
			43,540,000
Total Variable Rate Demand Notes (Cost $53,095,000)			53,095,000
Asset-Backed Securities–1.63%
Fully Backed–1.26%
RACERS Trust-Series 2004-6-MM Floating Rate Notes (CEP-Lehman Brothers Holdings Inc.) (Acquired 04/13/04; Cost $15,000,000) 5.35%(b)(h)	01/22/07	15,000	15,000,000
Wachovia Asset Securitization Issuance, LLC -Series 2004-HM2A, Class AMM, Putable Floating Rate Bonds (CEP-Ambac Assurance Corp.) (Acquired 09/07/05; Cost 18,420,846) 5.31%(b)(h)(k)(n)	12/25/34	18,421	18,420,846
			33,420,846
Structured–0.37%
Permanent Financing PLC; Series 9A, Class 1A, Floating Rate Bonds (Acquired 08/07/05; Cost $10,000,000) 5.34%(b)(c)(g)	03/10/07	10,000	10,000,000
Total Asset-Backed Securities (Cost $43,420,846)			43,420,846
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.84% (Cost $2,146,863,292)			2,146,863,292

	Repurchase Amount	Value
Repurchase Agreements–19.80%(o)
BNP Paribas Securities Corp., Joint agreement dated 08/31/06, aggregate maturing value $1,106,165,055 (collateralized by corporate and U.S. Government obligations valued at $1,148,417,257; 0%-7.88%, 09/22/06-12/01/49) 5.37%, 09/01/06(c)	$115,017,162	$115,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/06, aggregate maturing value $1,000,149,236 (collateralized by corporate obligations valued at $1,050,000,000; 0%-7.72%, 12/20/09-03/15/49) 5.37%, 09/01/06	115,017,162	115,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/31/06, aggregate maturing value $500,073,472 (collateralized by U.S. Government obligations valued at $510,002,603; 0%-6.30%, 09/21/06-05/25/35) 5.29%, 09/01/06	115,016,899	115,000,000
Fortis Bank N.V./S.A., Joint agreement dated 08/31/06, aggregate maturing value $600,089,375 (collateralized by corporate obligations valued at $630,000,001; 5.11%-6.09%, 11/25/35-04/25/36) 5.36%, 09/01/06(c)	35,005,214	35,000,000
Greenwich Capital Markets, Inc., Joint agreement dated 08/31/06, aggregate maturing value $800,117,333 (collateralized by U.S. Government obligations valued at $816,006,506; 0%-8.13%, 02/17/09-02/01/37) 5.28%, 09/01/06	30,907,269	30,902,737
Wachovia Capital Markets, LLC, Joint agreement dated 08/31/06, aggregate maturing value $500,074,722 (collateralized by corporate obligations valued at $525,000,001; 0%-7.77%, 06/01/30-07/15/45) 5.38%, 09/01/06	115,017,186	115,000,000
Total Repurchase Agreements (Cost $525,902,737)		525,902,737
TOTAL INVESTMENTS–100.64% (Cost $2,672,766,029)(p)(q)		2,672,766,029
OTHER ASSETS LESS LIABILITIES–(0.64)%		(16,896,822)
NET ASSETS–100.00%		$2,655,869,207

PREMIER PORTFOLIO

Investment Abbreviations:

CEP	—	Credit Enhancement Provider

Gtd.	—	Guaranteed

INS	—	Insurer

IDR	—	Industrial Development Revenue Bonds

LOC	—	Letter of Credit

MTN	—	Medium-Term Notes

RACERS	—	Restructured Asset Certificates with Enhanced ReturnSsm

RB	—	Revenue Bonds

Sec.	—	Secured.

Notes to Schedule of Investments:

(a)  Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $1,625,915,350, which represented 61.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Belgium: 8.92%; Netherlands: 8.43%; United Kingdom: 5.55%; France: 5.08%; other countries less than 5%: 7.37%.

(d)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e)  The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates are redetermined daily. Rate shown is the rate in effect on August 31, 2006.

(f)  Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand

(g)  Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2006.

(h)  Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(i)  Security considered being illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2006 was $75,000,000, which represented 2.82% of the Fund's Net Assets.

(j)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(k)  Principal and/or interest payments are secured by the bond insurance company listed.

(l)  Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(m)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(o)  Principal amount equals value at period end. See Note 1H.

(p)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
Liberty Harbour CDO Ltd./Inc.	5.1%
Other Entities Less than 5% each	75.7

(q)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, excluding repurchase agreements, at value (cost $2,146,863,292)	$2,146,863,292
Repurchase agreements (cost $525,902,737)	525,902,737
Total investments (cost $2,672,766,029)	2,672,766,029
Cash	168,129
Receivables for:
Fund shares sold	53,246
Interest	2,501,049
Fund expenses absorbed	253
Investment for trustee deferred compensation and retirement plans	7,710
Total assets	2,675,496,416
Liabilities:
Payables for:
Investments purchased	10,322,532
Fund shares reacquired	82,720
Dividends	9,214,247
Trustee deferred compensation and retirement plans	7,710
Total liabilities	19,627,209
Net assets applicable to shares outstanding	$2,655,869,207
Net assets consist of:
Shares of beneficial interest	$2,655,848,472
Undistributed net investment income	17,052
Undistributed net realized gain from investment securities	3,683
$2,655,869,207

Net Assets:
Investor Class	$99,490,968
Institutional Class	$2,556,378,239
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	99,488,500
Institutional Class	2,556,362,507
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$54,576,919
Expenses:
Advisory fees	2,779,364
Less: Fees waived	(889,397)
Net expenses	1,889,967
Net investment income	52,686,952
Net realized gain from Investment securities	3,683
Net increase in net assets resulting from operations	$52,690,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$52,686,952	$17,545,481
Net realized gain from investment securities	3,683	—
Net increase in net assets resulting from operations	52,690,635	17,545,481
Distributions to shareholders from net investment income:
Investor Class	(4,938,784)	(9,231,572)
Institutional Class	(47,748,168)	(8,313,909)
Decrease in net assets resulting from distributions	(52,686,952)	(17,545,481)
Share transactions—net:
Investor Class	(12,576,552)	(772,899,080)
Institutional Class	2,192,267,042	364,095,465
Net increase (decrease) in net assets resulting from share transactions	2,179,690,490	(408,803,615)
Net increase (decrease) in net assets	2,179,694,173	(408,803,615)
Net assets:
Beginning of year	476,175,034	884,978,649
End of year (including undistributed net investment income of $17,052 and $17,052, respectively)	$2,655,869,207	$476,175,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

PREMIER PORTFOLIO

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through June 30, 2007.

For the year ended August 31, 2006, AIM waived advisory fees of $889,396.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $18,013,115, which resulted in net realized gains (losses) of $0 and securities purchases of $0.

NOTE 4—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

PREMIER PORTFOLIO

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income	$52,686,952	$17,545,481

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$20,735
Shares of beneficial interest	2,655,848,472
Total net assets	$2,655,869,207

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	2006(a)		2005
	Shares	Amount	Shares	Amount
Sold:
Investor Class(b)	91,441,839	$91,441,839	4,604,379,688	$4,604,379,688
Institutional Class(c)	17,444,429,484	17,444,429,484	5,030,741,715	5,030,741,715
Issued as reinvestment of dividends:
Investor Class(b)	4,806,232	4,806,232	2,925,540	2,925,540
Institutional Class(c)	8,813,192	8,813,192	—	—
Reacquired:
Investor Class(b)	(108,824,623)	(108,824,623)	(5,380,204,308)	(5,380,204,308)
Institutional Class(c)	(15,260,975,634)	(15,260,975,634)	(4,666,646,250)	(4,666,646,250)
	2,179,690,490	$2,179,690,490	(408,803,615)	$(408,803,615)

(a)  72% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

(b)  Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

(c)  Institutional Class shares commenced sales on February 25, 2005.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

PREMIER PORTFOLIO

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	Year ended August 31, 2006		February 25, 2005 (Date sales commenced) to August 31, 2005
Net asset value, beginning of period	$1.00		$1.00
Income from investment operations:
Net investment income	0.04		0.01
Net realized gains on securities	0.00		—
Total from investment operations	0.04		0.01
Less dividends from net investment income	(0.04)		(0.01)
Net asset value, end of period	$1.00		$1.00
Total return(a)	4.54%		1.51%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,556,378		$364,108
Ratio of expenses to average net assets:
With fee waivers	0.17	%(b)	0.17	%(c)
Without fee waivers	0.25	%(b)	0.25	%(c)
Ratio of net investment income to average net assets	4.74	%(b)	2.37	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $1,000,341,294.

(c)  Annualized.

PREMIER TAX-EXEMPT PORTFOLIO

Schedule of Investments

August 31, 2006

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Municipal Obligations–100.97%
Alabama–5.97%
Oxford (City of); Series 2003, Unlimited Tax VRD GO Wts. (LOC-Branch Banking & Trust Co.) 3.53%, 07/01/15(b)(c)	—	VMIG-1	$1,500	$1,500,000
Alaska–2.83%
Alaska (State Of) Industrial Development & Export Authority (Safeway Inc. Projects); Series 1991, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.75%, 12/01/06(c)(d)(e)	A-1	—	710	710,000
Colorado–2.50%
Colorado (State of) Water Resources & Power Development Authority; Series 1996 A, Prerefunded Clean Water RB 5.70%, 09/01/06(f)	AAA	Aaa	325	328,250
Jefferson (County of) Section 14 Metropolitan District; Series 2000, Refunding Unlimited Tax GO (LOC-U.S. Bank, N.A.) 5.20%, 12/01/06(c)	AA	—	300	301,195
				629,445
Georgia–10.75%
Floyd (County of) Development Authority (Shorter College Project); Series 1998, VRD RB (LOC-SunTrust Bank) 3.46%, 06/01/17(b)(c)	A-1+	—	1,900	1,900,000
Tallapoosa (City of) Development Authority (U.S. Can Co. Project); Series 1994, Refunding VRD IDR (LOC-Deutsche Bank A.G.) 3.65%, 02/01/15(b)(c)(e)	A-1	—	800	800,000
				2,700,000
Illinois–16.38%
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, Multi-Family Housing VRD RB (LOC-Harris N.A.)(Acquired 11/01/05; Cost $2,000,000) 3.53%, 03/01/33(b)(c)(g)(h)	—	VMIG-1	2,000	2,000,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Crane Carton Co. Project); Series 1992, Economic Development VRD RB (LOC-Bank of America, N.A.) (Acquired 06/21/04; Cost $300,000) 3.47%, 06/01/12(b)(c)(g)(h)	A-1+	—	$300	$300,000
Chicago (City of) Board of Education (Chicago School Reform Board of Trustees); Series 1996, Unlimited Tax GO 6.00%, 12/01/06(f)(i)	AAA	Aaa	100	102,495
Cook (County of) Forest Preservation District (Zoo) Series 1996, Unlimited Tax GO 5.55%, 11/01/06(f)(i)	AAA	Aaa	150	151,884
Illinois (State of) Development Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC-Allied Irish Banks PLC) 3.69%, 04/01/24(b)(c)(e)	A-1	—	1,000	1,000,000
University of Illinois Auxiliary Facilities System; Series 1996, Prerefunded RB 5.20%, 10/01/06(f)(i)	AAA	Aaa	550	561,829
				4,116,208
Indiana–8.75%
Indiana (State of) Bond Bank; Series 2006 A, Midyear Funding Program RN 4.50%, 02/02/07	SP-1+	—	300	301,015
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc Inc. Project); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) 3.65%, 02/01/25(b)(c)	—	VMIG-1	500	500,000
Indiana (State of) Housing Finance Authority (Pedcor Investments- Cumberland Crossing Apartments Development); Series 1997 M-B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.52%, 01/01/29(b)(c)(h)	—	VMIG-1	508	508,000

PREMIER TAX-EXEMPT PORTFOLIO

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency; Series 2003 B, Power Supply System RB (INS-MBIA Insurance Corp.) 5.00%, 01/01/07(j)	AAA	Aaa	$250	$251,023
Portage (City of) (Pedcor Investments- Port Crossing III Apartments Project); Series 1995 B, Economic Development VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.60%, 08/01/30(b)(c)(h)	—	VMIG-1	638	638,000
				2,198,038
Iowa–3.78%
Iowa (State of) Finance Authority (YMCA Project); Series 2000, Economic Development VRD RB (LOC-Wells Fargo Bank, N.A) 3.50%, 06/01/10(b)(c)(k)	—	—	950	950,000
Kentucky–11.54%
Ewing (City of) Kentucky Area Development District Financing Trust (Lease Acquisition Program); Series 2000, Lease Acquisition Program VRD RB (LOC-Wachovia Bank, N.A.) 3.51%, 06/01/33(b)(c)(l)	A-1+	—	2,899	2,899,000
Michigan–6.57%
Detroit (City of); Series 2006, Limited Tax TAN GO (LOC-Bank of Nova Scotia) 4.50%, 03/01/07(c)(e)	SP-1+	—	200	200,744
Michigan (State of) Housing Development Authority (Berrien Woods III); Series 2000 B, Multi-Family Housing VRD RB (LOC-Federal Home Loan Bank of Indianapolis) 3.55%, 07/01/32(b)(c)(h)	A-1+	—	150	150,000
Michigan (State of); Series 2005 A, Unlimited Tax GO Notes 4.50%, 09/29/06	SP-1+	MIG-1	300	300,278
Oakland (County of) Economic Development Corp. (Rochester College Project); Series 2001, Limited Obligation VRD RB (LOC- JPMorgan Chase Bank, N.A.) 3.48%, 08/01/21(b)(c)(l)	—	VMIG-1	1,000	1,000,000
				1,651,022

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
North Carolina–1.19%
Charlotte (City of); Series 2005, Commercial Paper BAN 3.32%, 10/05/06	A-1+	—	$300	$300,000
Ohio–0.80%
Ohio (State of) Higher Educational Facility Commission (University Dayton-2003 Project); Series 2006, RB (INS-Financial Guaranty Insurance Co.) 4.00%, 12/01/06(j)	AAA	Aaa	200	200,128
Oklahoma–1.39%
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements VRD RB 3.70%, 05/15/17(d)	A-1+	—	350	350,000
Texas–7.16%
Lubbock (City of) Independent School District; Series 2006, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund) 5.25%, 02//01/30(m)	A-1+	VMIG-1	400	400,126
Sherman (City of) Higher Education Finance Corp. (Austin College Project); Series 1997, Higher Education VRD RB (LOC-Bank of America, N.A.) 3.46%, 01/01/18(b)(c)(l)	A-1+	—	1,400	1,400,000
				1,800,126
Utah–0.80%
Davis (County of); Series 2006, Unlimited Tax TRAN GO 4.50%, 12/28/06	—	MIG-1	200	200,506
Vermont–11.94%
Vermont (State of) Student Assistance Corp.; Series 1985, Student Loan VRD RB (LOC-State Street Bank & Trust Co.) 3.66%, 01/01/08(c)(n)	—	VMIG-1	3,000	3,000,000
Washington–0.80%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc. Project); Series 1994, Refunding VRD IDR 3.50%, 11/01/25(b)(l)	A-1+	VMIG-1	200	200,000

PREMIER TAX-EXEMPT PORTFOLIO

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–7.82%
Kimberly (Village of) (Fox Cities YMCA Project); Series 2002, VRD RB (LOC- M&I Marshall & Ilsley Bank) 3.59%, 04/01/32(b)(c)	—	VMIG-1	$740	$740,000
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Series 1997 A, Refunding Multi-Family Housing VRD RB (LOC-JPMorgan Chase Bank, N.A.) (Acquired 08/28/02; Cost $875,000) 3.57%, 10/01/22(b)(c)(g)(k)	—	—	875	875,000

	Ratings(a)		Principal
	S&P	Moody's	Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of); Series 2005 B, Unlimited Tax GO 4.00%, 05/01/07	AA-	Aa3	$350	$350,665
				1,965,665
TOTAL INVESTMENTS–100.97% (Cost $25,370,138)(o)(p)				25,370,138
OTHER ASSETS LESS LIABILITIES–(0.97)%				(243,234)
NET ASSETS–100.00%				$25,126,904

Investment Abbreviations:

BAN	–	Bond Anticipation Note

CEP	–	Credit Enhancement Provider

GO	–	General Obligation Bonds

IDR	–	Industrial Development Revenue Bonds

INS	–	Insurer

LOC	–	Letter of Credit

RB	–	Revenue Bonds

TAN	–	Tax Anticipation Notes

TRAN	–	Tax and Revenue Anticipation Notes

RN	–	Revenue Notes

VRD	–	Variable Rate Demand

Wts.	–	Warrants

Notes to Schedule of Investments:

(a)  Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (k) below. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(b)  Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(c)  Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on August 31, 2006.

(e)  The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 6.01%; other countries less than 5%: 4.78%.

(f)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2006 was $3,175,000, which represented 12.64% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)  Security subject to the alternative minimum tax.

(i)  Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)  Principal and/or interest payments are secured by the bond insurance company listed.

(k)  Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l)  In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m)  Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(n)  Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(o)  This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities	Percentage
State Street Bank & Trust Co.	11.9%
Wachovia Bank, N.A.	11.5
JPMorgan Chase Bank, N.A.	9.5
Harris N.A.	8.0
Sun Trust Bank	7.6
Bank of America, N.A.	6.8
Deutsche Bank A.G.	6.0
Branch Banking & Trust Co.	6.0
Federal Home Loan Bank of Indianapolis	5.2
Other Entities Less than 5% each	28.5

(p)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, at value (cost $25,370,138)	$25,370,138
Cash	134,834
Receivables for:
Fund shares sold	190
Interest	152,095
Investment for trustee deferred compensation and retirement plans	315
Total assets	25,657,572
Liabilities:
Payables for:
Investments purchased	258,853
Fund shares reacquired	245,553
Dividends	25,947
Trustee deferred compensation and retirement plans	315
Total liabilities	530,668
Net assets applicable to shares outstanding	$25,126,904
Net assets consist of:
Shares of beneficial interest	$25,126,760
Undistributed net investment income	444
Undistributed net realized gain (loss) from investment securities	(300)
$25,126,904

Net Assets:
Investor Class	$17,420,078
Institutional Class	$7,706,826
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	17,420,464
Institutional Class	7,706,740
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$934,511
Expenses:
Advisory fees	72,017
Total expenses	72,017
Net investment income	862,494
Net increase in net assets resulting from operations	$862,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$862,494	$593,080
Distributions to shareholders from net investment income:
Investor Class	(564,506)	(468,738)
Institutional Class	(297,988)	(124,342)
Decrease in net assets resulting from distributions	(862,494)	(593,080)
Share transactions — net:
Investor Class	(3,261,455)	(16,435,217)
Institutional Class	(1,715,438)	9,422,178
Net increase (decrease) in net assets resulting from share transactions	(4,976,893)	(7,013,039)
Net increase (decrease) in net assets	(4,976,893)	(7,013,039)
Net assets:
Beginning of year	30,103,797	37,116,836
End of year (including undistributed net investment income of $444 and $444, respectively)	$25,126,904	$30,103,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER TAX-EXEMPT PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier Tax-Exempt Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

PREMIER TAX-EXEMPT PORTFOLIO

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2006, the Fund engaged in securities sales of $15,397,909, which resulted in net realized gains (losses) of $0 and securities purchases of $15,921,501.

NOTE 4—Trustees' and Officers Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended August 31, 2006, The Fund did not borrow or lend under the facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

PREMIER TAX-EXEMPT PORTFOLIO

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income-Tax exempt	$862,494	$593,080

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$444
Capital loss carryforward	(300)
Shares of beneficial interest	25,126,760
Total net assets	$25,126,904

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of August 31, 2006 which expires as follows:

Expiration	Capital Loss Carryforward*
August 31, 2012	$300

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	2006(a)		2005
	Shares	Amount	Shares	Amount
Sold:
Investor Class(b)	11,294,258	$11,294,258	82,066,662	$82,066,662
Institutional Class(c)	119,830,004	119,830,004	133,132,066	133,132,066
Issued as reinvestment of dividends:
Investor Class(b)	552,166	552,166	458,935	458,935
Institutional Class(c)	273,447	273,447	103,019	103,019
Reacquired:
Investor Class(b)	(15,107,879)	(15,107,879)	(98,960,814)	(98,960,814)
Institutional Class(c)	(121,818,889)	(121,818,889)	(123,812,907)	(123,812,907)
	(4,976,893)	$(4,976,893)	(7,013,039)	$(7,013,039)

(a)  There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 36% of the outstanding shares of the Fund. The distributor has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There are two individuals that are each a record owner of more than 5% of the outstanding shares of the Fund and own 13% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

(b)  Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

(c)  Institutional Class shares commenced sales on February 25, 2005.

PREMIER TAX-EXEMPT PORTFOLIO

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	Year ended August 31, 2006		February 25, 2005 (Date sales commenced) to August 31, 2005
Net asset value, beginning of period	$1.00		$1.00
Net investment income	0.03		0.01
Less dividends from net investment income	(0.03)		(0.01)
Net asset value, end of period	$1.00		$1.00
Total return(a)	3.04%		1.15%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$7,707		$9,422
Ratio of expenses to average net assets	0.25	%(b)	0.25	%(c)
Ratio of net investment income to average net assets	2.99	%(b)	1.88	%(c)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $9,923,784.

(c)  Annualized.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Schedule of Investments

August 31, 2006

	Maturity	Principal Amount (000)	Value
U.S. Government Agency Securities–44.38%
Federal Farm Credit Bank–4.98%
Disc. Notes, 5.09%(a)	05/15/07	$500	$481,884
Floating Rate Bonds, 5.26%(b)	08/01/07	1,000	999,823
			1,481,707
Federal Home Loan Bank (FHLB)–5.03%
Unsec. Bonds, 3.54%	09/15/06	500	499,795
5.55%	08/08/07	500	499,906
Unsec. Global Bonds, 3.88%	12/20/06	500	498,152
			1,497,853
Federal Home Loan Mortgage Corp. (FHLMC)–26.50%
Series M006, Class A, Taxable Multifamily VRD Ctfs., 5.33%(c)(d)	10/15/45	2,792	2,792,442
Unsec. Disc. Notes, 4.78%(a)	09/27/06	765	762,359
4.95%(a)	10/10/06	555	552,024
4.59%(a)	10/17/06	500	497,067
4.98%(a)	10/31/06	500	495,850
4.75%(a)	12/15/06	300	295,844
5.04%(a)	12/27/06	500	491,810
Unsec. Floating Rate Medium Term Global Notes, 5.18%(b)	09/27/07	2,000	1,998,919
			7,886,315
Federal National Mortgage Association (FNMA)–7.25%
Unsec. Disc. Notes, 5.33%(a)	12/15/06	511	503,056
5.04%(a)	12/29/06	528	519,204
5.27%(a)	01/10/07	660	647,336
5.10%(a)	02/23/07	500	487,604
			2,157,200
Overseas Private Investment Corp.–0.62%
Gtd. Floating Rate Notes, 5.31%(c)(d)	11/21/07	185	185,000
Total U.S. Government Agency Securities (Cost $13,208,075)			13,208,075
TOTAL INVESTMENTS (excluding Repurchase Agreements)–44.38% (Cost $13,208,075)			13,208,075

	Repurchase Amount	Value
Repurchase Agreements–55.64%(e)
ABN AMRO Bank N.V., Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Government obligations valued at $255,000,225; 0%- 6.20%, 01/15/07-04/07/23) 5.27%, 09/01/06	$1,000,146	$1,000,000
Barclays Capital Inc., Joint agreement dated 08/31/06, aggregate maturing value $656,381,668 (collateralized by U.S. Government obligations valued at $669,411,799; 0%- 6.04%, 02/09/07-08/15/19) 5.27%, 09/01/06	3,561,693	3,561,172
BNP Paribas Securities Corp., Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Government obligations valued at $255,004,373; 0%- 6.63%, 09/28/06-11/15/30) 5.27%, 09/01/06	1,000,146	1,000,000
Citigroup Global Markets Inc., Joint agreement dated 08/31/06, aggregate maturing value $700,102,472 (collateralized by U.S. Government obligations valued at $714,000,987; 0%- 9.65%, 10/15/06-10/19/20) 5.27%, 09/01/06	5,000,732	5,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 08/31/06, aggregate maturing value $400,058,556 (collateralized by U.S. Government obligations valued at $408,004,601; 0%, 11/29/06-06/23/33) 5.27%, 09/01/06	1,000,146	1,000,000
Deutsche Bank Securities Inc., Joint agreement dated 08/31/06, aggregate maturing value $150,022,000 (collateralized by U.S. Government obligations valued at $153,000,046; 0%- 5.25%, 09/11/06-08/25/16) 5.28%, 09/01/06	1,000,147	1,000,000
Fortis Securities LLC, Joint agreement dated 08/31/06, aggregate maturing value $275,040,257 (collateralized by U.S. Government obligations valued at $280,500,791; 0%- 6.63%, 09/06/06-01/18/11) 5.27%, 09/01/06	1,000,146	1,000,000

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Goldman, Sachs & Co. , Joint agreement dated 08/31/06, aggregate maturing value $250,036,597 (collateralized by U.S. Treasury obligations valued at $255,000,800; 3.63%- 7.25%, 01/15/10-02/15/26) 5.27%, 09/01/06	$1,000,146	$1,000,000
Morgan Stanley, Joint agreement dated 08/31/06, aggregate maturing value $300,043,917 (collateralized by U.S. Government obligations valued at $308,544,973; 4.38%-5.67%, 10/15/06-07/15/16) 5.27%, 09/01/06	1,000,146	1,000,000

	Repurchase Amount	Value
Repurchase Agreements–(continued)
Societe Generale S.A., Joint agreement dated 08/31/06, aggregate maturing value $200,029,278 (collateralized by U.S. Government obligations valued at $204,000,254; 0%, 11/16/07) 5.27%, 09/01/06	$1,000,146	$1,000,000
Total Repurchase Agreements (Cost $16,561,172)		16,561,172
TOTAL INVESTMENTS–100.02% (Cost $29,769,247)(f)		29,769,247
OTHER ASSETS LESS LIABILITIES–(0.02)%		(5,235)
NET ASSETS–100.00%		$29,764,012

Investment Abbreviations:

Ctfs.	–	Certificates

Disc.	–	Discounted

Gtd.	–	Guaranteed

Unsec.	–	Unsecured

VRD	–	Variable Rate Demand

Notes to Schedule of Investments:

(a)  Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2006.

(c)  Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2006.

(d)  Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e)  Principal amount equals value at period end. See Note 1H.

(f)  Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Assets and Liabilities

August 31, 2006

Assets:
Investments, excluding repurchase agreements, at value (cost $13,208,075)	$13,208,075
Repurchase agreements (cost $16,561,172)	16,561,172
Total investments (cost $29,769,247)	29,769,247
Receivables for:
Fund shares sold	3,371
Interest	37,012
Investment for trustee deferred compensation and retirement plans	15,829
Total assets	29,825,459
Liabilities:
Payables for:
Fund shares reacquired	41,018
Dividends	2,166
Trustee deferred compensation and retirement plans	18,263
Total liabilities	61,447
Net assets applicable to shares outstanding	$29,764,012
Net assets consist of:
Shares of beneficial interest	$29,736,464
Undistributed net investment income	27,548
$29,764,012

Net Assets:
Investor Class	$29,738,785
Institutional Class	25,227
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	29,738,786
Institutional Class	25,226
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Operations

For the year ended August 31, 2006

Investment income:
Interest	$1,343,309
Expenses:
Advisory fees	74,461
Less: Fees waived	(23,832)
Net expenses	50,629
Net investment income	1,292,680
Net increase in net assets resulting from operations	$1,292,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Statement of Changes In Net Assets

For the years ended August 31, 2006 and 2005

	2006	2005
Operations:
Net investment income	$1,292,680	$691,415
Distributions to shareholders from net investment income:
Investor Class	(1,292,454)	(691,415)
Institutional Class	(226)	—
Decrease in net assets resulting from distributions	(1,292,680)	(691,415)
Share transactions—net:
Investor Class	(1,859,199)	(9,724,950)
Institutional Class	25,226	—
Net increase (decrease) in net assets resulting from share transactions	(1,833,973)	(9,724,950)
Net increase (decrease) in net assets	(1,833,973)	(9,724,950)
Net assets:
Beginning of year	31,597,985	41,322,935
End of year (including undistributed net investment income of $27,548 and $26,325, respectively)	$29,764,012	$31,597,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Notes to Financial Statements

August 31, 2006

NOTE 1—Significant Accounting Policies

Premier U.S. Government Money Portfolio (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.  Security Valuations — The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B.  Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.  Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D.  Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.  Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F.  Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G.  Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.  Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

AIM has contractually agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets, through June 30, 2007.

For the year ended August 31, 2006, AIM waived advisory fees of $23,832.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") to provide transfer agency and shareholder services to the Fund. AIM and AIS do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") and Fund Management Company ("FMC") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

Certain officers and trustees of the Trust are officers and directors of AIM, AIS, ADI and/or FMC.

NOTE 3—Trustees' and Officer's Fees and Benefits

Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2006.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years August 31, 2006 and 2005 was as follows:

	2006	2005
Distributions paid from ordinary income	$1,292,680	$691,415

Tax Components of Net Assets:

As of August 31, 2006, the components of net assets on a tax basis were as follows:

2006
Undistributed ordinary income	$38,623
Temporary book/tax differences	(11,075)
Shares of beneficial interest	29,736,464
Total net assets	$29,764,012

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund does not have a capital loss carryforward as of August 31, 2006.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of excise tax payments, on August 31, 2006, undistributed net investment income was increased by 1,223 and shares of beneficial interest decreased by 1,223. This reclassification had no effect on the net assets of the Fund.

NOTE 7—Share Information

The Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Changes in Shares Outstanding

	Year ended August 31,
	Shares	Amount	Shares	Amount
Sold:
Investor Class	12,886,718	$12,866,718	20,290,914	$20,290,914
Institutional Class(a)	25,000	25,000	—	—
Issued as reinvestment of dividends:
Investor Class	1,252,241	1,252,241	668,928	668,928
Institutional Class(a)	226	226	—	—
Reacquired:
Investor Class	(15,978,158)	(15,978,158)	(30,684,792)	(30,684,792)
Institutional Class(a)	—	—	—	—
	(1,813,973)	$(1,833,973)	(9,724,950)	$(9,724,950)

(a)  Institutional Class shares commenced sales on June 28, 2006.

NOTE 8—New Accounting Standard

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Institutional Class
	June 28, 2006 (Date sales commenced) to August 31, 2006
Net asset value, beginning of period	$1.00
Net investment income	0.01
Less dividends from net investment income	(0.01)
Net asset value, end of period	$1.00
Total return(a)	0.90%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$25
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.17	%(b)
Without fee waivers and/or expense reimbursements	0.25	%(b)
Ratio of net investment income to average net assets	4.34	%(b)

(a)  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.

(b)  Ratios are annualized and based on average daily net assets of $25,060.

AIM TREASURER'S SERIES TRUST

Legal Proceedings

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

Pending Litigation and Regulatory Inquiries

On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

•  that the defendants permitted improper market timing and related activity in the AIM Funds;

•  that certain AIM Funds inadequately employed fair value pricing;

•  that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

•  that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM TREASURER'S SERIES TRUST

Legal Proceedings — (continued)

providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM TREASURER'S SERIES TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
Shareholders of AIM Treasurer's Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (three of the portfolios constituting AIM Treasurer's Series Trust, hereafter referred to as the "Trust") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers

October 24, 2006
Houston, Texas

AIM TREASURER'S SERIES TRUST

Tax Disclosures

PREMIER PORTFOLIO

Required Federal Income Tax Information

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

Required State Income Tax Information

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

Tax Information for Non-Resident Alien Shareholders

For its tax year ended August 31, 2006, the Fund designates 97.58%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.

AIM PREMIER TAX-EXEMPT PORTFOLIO

Required Federal Income Tax Information

We are required by Internal Revenue Code to advise you within 60 days of Funds' Fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended August 31, 2006.

Premier Tax-Exempt Portfolio Institutional Class paid ordinary dividends in the amount of $0.0300 during its tax year ended August 31, 2006. Of this amount, 100% qualified as tax-exempt interest dividends for federal income tax purposes. For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on your 1099-INT.

Tax Information for Non-Resident Alien Shareholders

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 100%, 100%, 100% and 100%, respectively.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

Required Federal Income Tax Information

Of ordinary dividends paid to shareholders during the Fund's tax year ended August 31, 2006, 0% is eligible for the dividends received deduction for corporations.

For its tax year ended August 31, 2006 the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in your Form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

Required State Income Tax Information

Of the ordinary dividends paid, 0% was derived from U.S. Treasury Obligations.

Tax Information for Non-Resident Alien Shareholders

For its tax year ended August 31, 2006, the Fund designates 97.01%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2005, February 28, 2006, May 31, 2006 and August 31, 2006 are 99.94%, 99.94%, 99.95% and 99.95%, respectively.

AIM TREASURER'S SERIES TRUST

Trustees and Officers

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Interested Persons

Robert H. Graham[1] — 1946 Trustee and Vice Chair	2003	Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC — AIM Division (parent of AIM and a global investment management firm) and Trustee and Vice Chair of The AIM Family of Funds®.
		Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC — Managed Products; and President and Principal Executive Officer of The AIM Family of Funds®.	None

Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006	Director, Chief Executive Officer and President, A I M Management Group Inc., AIM Mutual Fund Dealer Inc., AIM Funds Management Inc. and 1371 Preferred Inc.; Director and President, A I M Advisors, Inc., INVESCO Funds Group, Inc. and AIM GP Canada Inc.; Director, A I M Capital Management, Inc. and A I M Distributors, Inc.; Director and Chairman, AIM Investment Services, Inc., Fund Management Company and INVESCO Distributors, Inc.; Director, President and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and Chief Executive Officer, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; Trustee, President and Principal Executive Officer of The AIM Family of Funds® (other than AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); and Trustee and Executive Vice President, The AIM Family of Fund's® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)
		Formerly: President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer's Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); Chairman, AIM Canada Holdings, Inc.; Executive Vice President and Chief Operations Officer, AIM Funds Management Inc.; President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.; and Director, Trimark Trust	None

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker — 1936 Trustee	1983	Retired	None

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company (2 portfolios))

James T. Bunch — 1942 Trustee	2000	Founder, Green, Manning & Bunch Ltd., (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group Ltd. (private investment and management); Cortland Trust, Inc. (Chairman) (registered investment company (3 portfolios)); Annuity and Life Re (Holdings), Ltd. (insurance company); CompuDyne Corporation (provider of products and services to the public security market); and Homeowners of America Holding Corporation
		Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and Director of various affiliated Volvo companies; and Director, Magellan Insurance Company	None

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner, Dos Angelos Ranch, L.P.
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff, and Discovery Global Education Fund (non-profit)

Carl Frischling —1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company (3 portfolios))

Prema Mathai-Davis —1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None

Ruth H. Quigley — 1935 Trustee	2003	Retired	None

Larry Soll — 1942 Trustee	1997	Retired	None

Raymond Stickel, Jr. —1944 Trustee	2005	Retired Formerly: Partner, Deloitte & Touche	Director, Mainstay VP Series Funds, Inc. (21 portfolios)

1  Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2  Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM TREASURER'S SERIES TRUST

Trustees and Officers–(continued)

The address of each trustee and officer of AIM Treasurer's Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Directorship(s) Held by Trustee
Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company, and Vice President, A I M Advisors, Inc. and The AIM Family of Funds®	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of The AIM Family of Funds®.
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director, Vice President and Secretary, INVESCO Distributors, Inc.; Vice President and Secretary, A I M Capital Management, Inc., AIM Investment Services, Inc., and Fund Management Company; Senior Vice President and Secretary, A I M Distributors, Inc.; Director, INVESCO Funds Group, Inc.; and Senior Vice President, Chief Legal Officer and Secretary of The AIM Family of Funds®
		Formerly: Chief Operating Officer, Senior Vice President, General Counsel, and Secretary, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series Fund (an investment company); General Counsel and Secretary, Pilgrim Baxter Value Investors (an investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker dealer), General Counsel and Secretary, Old Mutual Fund Services (an adminstrator); General Counsel and Secretary, Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, AMVESCAP PLC; and Vice President of The AIM Family of Funds®.
		Formerly: Senior Vice President, A I M Management Group Inc. (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and The AIM Family of Funds®; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; Vice President, AIM Investment Services, Inc. and Fund Management Company; Senior Vice President and Chief Compliance Officer of The AIM Family of Funds® and Senior Vice President and Compliance Director, Delaware Investments Family of Funds	N/A

Kevin M. Carome — 1956 Vice President	2003	Senior Vice President and General Counsel, AMVESCAP PLC; Director, INVESCO Funds Group, Inc.; and Vice President of The AIM Family of Funds®
		Formerly: Director, General Counsel, and Vice President Fund Management Company; Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Senior Vice President, A I M Distributors, Inc.; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary of The AIM Family of Funds®; Chief Executive Officer and President, INVESCO Funds Group, Inc.; and Senior Vice President, Chief Legal Officer and General Counsel, Liberty Financial Companies, Inc. and Liberty Funds Group, LLC	N/A

Sidney M. Dilgren — 1961 Vice President, Principal Financial Officer and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc.; and Vice President, Treasurer and Principal Officer of The AIM Family of Funds®
		Formerly: Senior Vice President, AIM Investment Services, Inc.; and Vice President, A I M Distributors, Inc.	N/A

J. Philip Ferguson — 1945 Vice President	2005	Senior Vice President and Chief Investment Officer, A I M Advisors, Inc.; Director, Chairman, Chief Executive Officer, President and Chief Investment Officer, A I M Capital Management, Inc.; Executive Vice President, A I M Management Group Inc. and Vice President of The AIM Family of Funds®
		Formerly: Senior Vice President, AIM Private Asset Management, Inc.; Chief Equity Officer, Senior Vice President and Senior Investment Officer, A I M Capital Management, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, A I M Management Group Inc.; Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Chief Compliance Officer of The AIM Family of Funds®; Vice President and Chief Compliance Officer, A I M Capital Management, Inc.; and Vice President, A I M Distributors, Inc., AIM Investment Services, Inc. and Fund Management Company
		Formerly: Global Head of Product Development, AIG-Global Investment Group, Inc.; Chief Compliance Officer and Deputy General Counsel, AIG-SunAmerica Asset Management; and Chief Compliance Officer, Chief Operating Officer and Deputy General Counsel, American General Investment Management	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

Office of the Fund

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the Fund

Ballard Spahr
Andrews & Ingersoll, LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Investment Advisor

A I M Advisors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Counsel to the
Independent Trustees

Kramer, Levin, Naftalis &
Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Distributor

A I M Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Auditors

PricewaterhouseCoopers LLP
1201 Louisiana Street
Suite 2900
Houston, TX 77002-5678

Custodian

The Bank of New York
2 Hanson Place
Brooklyn, NY 11217-1431

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. At the bottom of our home page, click on “Prospectuses.” Then click on the link that reads, “Access prospectuses and fund reports for our money market funds.” Then click on the column labeled “N-Q” for your Fund. Shareholders can also look up the Fund’s Form N-Q filings on the SEC Web site, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

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AIMinvestments.com                I-TST-AR-2                Fund Management Company

ITEM 2                   CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”).  The Code was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3                   AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.  The Audit Committee financial expert is Prema Mathai-Davis.  Dr. Mathai-Davis is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2006	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2006 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2005	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2005 Pursuant to Waiver of Pre-Approval Requirement(1)

Audit Fees	$65,925	N/A	$64,908	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$14,460	0%	$13,770	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$80,385	0%	$78,678	0%

PWC billed the Registrant aggregate non-audit fees of $14,460 for the fiscal year ended 2006, and $13,770 for the fiscal year ended 2005, for non-audit services rendered to the Registrant.

(1)                                  With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant’s Audit Committee prior to the completion of the audit by the Audit Committee.

(2)                                  Tax fees for the fiscal year end August 31, 2006 includes fees billed for reviewing tax returns.  Tax fees for fiscal year end August 31, 2005 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to AIM and AIM Affiliates

PWC billed AIM Advisors, Inc. (“AIM”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant (“AIM Affiliates”) aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2006 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2006 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to AIM and AIM Affiliates for fiscal year end 2005 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2005 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%
Total Fees(2)	$0	0%	$0	0%

(1)                                  With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant’s Audit Committee prior to the completion of the audit by the Audit Committee.

(2)                                  Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005, for non-audit services rendered to AIM and AIM Affiliates.

The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the AIM Funds (the “Funds”)
Last Amended September 18, 2006

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made.  The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise.  The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees.  All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, A I M Advisors, Inc. (“AIM”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees.  The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of AIM.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                                          Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                                          Financial information systems design and implementation

•                                          Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                                          Actuarial services

•                                          Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                                          Management functions

•                                          Human resources

•                                          Broker-dealer, investment adviser, or investment banking services

•                                          Legal services

•                                          Expert services unrelated to the audit

•                                          Any service or product provided for a contingent fee or a commission

•                                          Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                                          Tax services for persons in financial reporting oversight roles at the Fund

•                                          Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                                                                  As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended.  Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant’s disclosure controls and procedures were reasonably designed to ensure:  (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2)  that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)                                                                                 There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust

By:	/s/ KAREN DUNN-KELLEY
Karen Dunn-Kelley
Principal Executive Officer

Date:	November 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ KAREN DUNN-KELLEY
Karen Dunn-Kelley
Principal Executive Officer

Date:	November 8, 2006

By:	/s/ SIDNEY M. DILGREN
Sidney M. Dilgren
Principal Financial Officer

Date:	November 8, 2006

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.